1933 Act Registration No. 33-16905
                                              1940 Act Registration No. 811-5309

      As filed with the Securities and Exchange Commission on July 10, 1997

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

                         Pre-Effective Amendment No.    [ ]
                      Post-Effective Amendment No. 29   [x]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940        [x]

                                Amendment No. 30

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 254-1924
              (Registrant's Telephone Number, including Area Code)

                                    DAVID LEE
                  C/O SEI CORPORATION, OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:
         Kathryn Stanton, Esq.                     Michael J. Radmer, Esq.
            SEI Corporation                          James D. Alt, Esq.
       Oaks, Pennsylvania 19456                     Dorsey & Whitney LLP
                                                   220 South Sixth Street
                                                 Minneapolis, Minnesota  55402

         It is proposed that this filing shall become effective (check appropriate box):

        [ ]  immediately upon filing pursuant to paragraph (b) of rule 485
        [x]  on August 5, 1997 pursuant to paragraph (b) of rule 485
        [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
        [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
        [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed with the Securities and Exchange Commission on November 25, 1996.

================================================================================


                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                         POST-EFFECTIVE AMENDMENT NO. 29

              CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

         NOTE: PART A of this Registration Statement consists of two Prospectuses, as follows:

         1. Retail Class Prospectus relating to Class A Shares of California Intermediate Tax Free Fund and Micro Cap Value Fund, and Class B Shares of Micro Cap Value Fund.

         2. Institutional Class Prospectus relating to Class C Shares of Oregon Intermediate Tax Free Fund, California Intermediate Tax Free Fund, and Micro Cap Value Fund.


         PART B of this Registration Statement consists of one Statement of Additional Information, which relates to both of the Prospectuses listed above.



                              CROSS REFERENCE SHEET

ITEM NUMBER OF FORM N-1A

PART A      CAPTION IN PROSPECTUS

RETAIL CLASSES PROSPECTUS

    1       Cover Page
    2       Summary; Fees and Expenses
    3       Not Applicable
    4       The Funds; Investment Objectives and Policies; Special Investment
              Methods
    5       Management; Distributor
    5A      Not Applicable
    6       Fund Shares; Investing in the Funds; Income Taxes
    7       Distributor; Investing in the Funds; Determining the Price of Shares
    8       Redeeming Shares
    9       Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

    1       Cover Page
    2       Summary; Fees and Expenses
    3       Not Applicable
    4       The Funds; Investment Objectives and Policies; Special Investment
              Methods
    5       Management; Distributor
    5A      Not Applicable
    6       Fund Shares; Purchases and Redemptions of Shares; Income Taxes
    7       Distributor; Purchases and Redemptions of Shares
    8       Purchases and Redemptions of Shares
    9       Not Applicable

            CAPTION IN STATEMENT
PART B      OF ADDITIONAL INFORMATION

    10      Cover Page
    11      Table of Contents
    12      General Information
    13      Additional Information Concerning Fund Investments; Investment
              Restrictions
    14      Directors and Executive Officers
    15      Capital Stock
    16      Investment Advisory and Other Services
    17      Portfolio Transactions and Allocation of Brokerage
    18      Not Applicable
    19      Net Asset Value and Public Offering Price
    20      Taxation
    21      Investment Advisory and Other Services
    22      Fund Performance
    23      Not Applicable




FIRST AMERICAN INVESTMENT FUNDS, INC.



RETAIL CLASSES


CALIFORNIA INTERMEDIATE TAX
FREE FUND

MICRO CAP VALUE FUND



                                   PROSPECTUS



                                 AUGUST 5, 1997




[LOGO}
FIRST AMERICAN FUNDS
THE POWER OF DISCIPLINED INVESTING




TABLE OF CONTENTS

                                         PAGE

SUMMARY                                    4

FEES AND EXPENSES                          7
Class A Share Fees and Expenses            7
Class B Share Fees and Expenses            8
Information Concerning Fees and
Expenses                                   9

THE FUNDS                                 10

INVESTMENT OBJECTIVES AND POLICIES        10
California Intermediate Tax Free Fund     11
Micro Cap Value Fund                      12
Risks to Consider                         13


MANAGEMENT                                16
Investment Adviser                        16
Portfolio Managers                        17
Custodian                                 18
Administrator                             19
Transfer Agent                            19


DISTRIBUTOR                               19

INVESTING IN THE FUNDS                    21
Share Purchases                           21
Minimum Investment Required               22
Alternative Sales Charge
Options                                   22
Systematic Exchange Program               27
Systematic Investment Program             28
Exchanging Securities for
Fund Shares                               28
Certificates and Confirmations            28
Dividends and Distributions               28
Exchange Privilege                        29


REDEEMING SHARES                          31
By Telephone                              31
By Mail                                   32
By Systematic Withdrawal Program          33
Redemption Before Purchase
Instruments Clear                         33
Accounts with Low Balances                34

DETERMINING THE PRICE OF SHARES           34
Determining Net Asset Value               34

INCOME TAXES                              35
Federal Income Taxation                   35
California Income Taxation                37
Other State and Local Taxation            38

CALIFORNIA INTERMEDIATE TAX FREE
FUND: TAX-EXEMPT VS. TAXABLE INCOME       38

FUND SHARES                               38

CALCULATION OF PERFORMANCE DATA           39

PERFORMANCE INFORMATION FOR
SUCCESSORS TO COMMON TRUST FUNDS          41

SPECIAL INVESTMENT METHODS                42
Municipal Bonds and Other Municipal
Obligations                               42
Temporary Taxable Investments             44
Repurchase Agreements                     44
Inverse Floating Rate Obligations         45
When-Issued and Delayed-Delivery
Transactions                              45
Lending of Portfolio Securities           46
Options Transactions                      46
Cash Items                                49
Fixed Income Securities                   49
Foreign Securities                        50
Portfolio Transactions                    51
Portfolio Turnover                        51
Investment Restrictions                   51
Information Concerning Compensation
Paid to First Trust National
Association and its Affiliates            53




FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

RETAIL CLASSES PROSPECTUS

      The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A Shares of the following funds (the "Funds"):

      *     CALIFORNIA INTERMEDIATE TAX FREE FUND

      *     MICRO CAP VALUE FUND

      This Prospectus also relates to the Class B Shares of Micro Cap Value
      Fund.

      SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

      This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.


      A Statement of Additional Information dated August 5, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE- SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is August 5, 1997.



SUMMARY

      First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A Shares and, in the case of the last-named fund, the Class B Shares, of the following funds (the "Funds"):

      CALIFORNIA INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and California income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

      MICRO CAP VALUE FUND has an objective of capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of very small-capitalization companies (those with market capitalizations of less than $500 million). In selecting equity securities, the Fund's adviser utilizes a value-based selection discipline, investing in equity securities it believes are undervalued relative to other securities at the time of purchase.

      INVESTMENT ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. See "Management."

      DISTRIBUTOR; ADMINISTRATOR SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

      OFFERING PRICES Class A Shares of the Funds are sold at net asset value plus a maximum sales charge of 3.00% in the case of California Intermediate Tax Free Fund and 4.50% in the case of Micro Cap Value Fund. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase. Class A Shares of the Funds otherwise are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Funds -- Alternative Sales Charge Options."

      Class B Shares of Micro Cap Value Fund are sold at net asset value without an initial sales charge. Class B Shares of such Fund are subject to Rule 12b-1 distribution and shareholder servicing fees computed at an annual rate totaling 1.00% of the average daily net assets of that class. If Class B Shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge declining from 5.00% in the first year to zero after six years. Class B Shares automatically convert into Class A Shares approximately eight years after purchase. California Intermediate Tax Free Fund does not offer Class B Shares. See "Investing in the Funds -- Alternative Sales Charge Options."

      MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."

      EXCHANGES Shares of either Fund may be exchanged for the same class of shares of other funds in the First American family at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."

      REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."

      RISKS TO CONSIDER California Intermediate Tax Free Fund is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

      In addition, the value of municipal obligations held by California Intermediate Tax Free Fund may be adversely affected by local political and economic conditions and developments in the state and political subdivisions which issue the obligations. Investors should note in this regard that California Intermediate Tax Free Fund invests primarily in municipal obligations of issuers located in California. California Intermediate Tax Free Fund also may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider -- California Intermediate Tax Free Fund" and "Special Investment Methods."

      Micro Cap Value Fund is subject to the risk of generally adverse equity markets. Investors also should recognize that market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities.

      Because Micro Cap Value Fund is actively managed, its performance will reflect in part the ability of the Adviser to select securities which are suited to achieving its investment objectives. Due to its active management, this Fund could underperform other mutual funds with similar investment objectives or the market generally.

      In addition, (i) Micro Cap Value Fund is subject to risks associated with investing in very small-capitalization companies; and (ii) this Fund may invest a specified portion of its assets in securities of foreign issuers which are listed on a United States stock exchange or represented by American Depositary Receipts. See "Investment Objectives and Policies -- Risks to Consider -- Micro Cap Value Fund" and "Special Investment Methods."

      SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
      (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.


FEES AND EXPENSES

CLASS A SHARE FEES AND EXPENSES

                                              CALIFORNIA
                                            INTERMEDIATE   MICRO CAP
                                                TAX FREE       VALUE
                                                    FUND        FUND

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases
(as a percentage of offering price)(1)              3.00%      4.50%

Maximum sales load imposed on reinvested
dividends                                           None       None

Deferred sales load                                 None       None

Redemption fees                                     None       None

Exchange fees                                       None       None

     ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Investment advisory fees
(after voluntary fee waivers )(2)                   0.00%      0.63%


Rule 12b-1 fees (after voluntary fee
waivers)(2)                                         0.00%      0.25%


Other expenses (after
reimbursements)(2)                                  0.70%      0.27%

Total fund operating expenses
(after voluntary fee waivers and
reimbursements)(2)                                  0.70%      1.15%

EXAMPLE(3)

You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
(iii) redemption at the end of each time period:

1 year                                                $37        $56
3 years                                               $52        $80

(1) The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase. See "Investing in the Funds -- Alternative Sales Charge Options."


(2) The Adviser and the Distributor intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect through September 30, 1998, but reserves the right to discontinue such waivers and reimbursements at any time in their sole discretion. Absent any fee waivers or reimbursements, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; Rule 12b-1 fees calculated on such basis would be 0.25%; and total fund operating expenses calculated on such basis would be 1.66% for California Intermediate Tax Free Fund and 1.22% for Micro Cap Value Fund. "Other expenses" includes an administration fee and is based on estimated amounts for the current fiscal year.


(3) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1- and 3-year periods would be as follows:
      California Intermediate Tax Free Fund, $46 and $81; and Micro Cap Value Fund, $57 and $82.


CLASS B SHARE FEES AND EXPENSES

                                                     MICRO CAP
                                                         VALUE
                                                          FUND

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases (as a
percentage of offering price)                             None

Maximum sales load imposed on reinvested dividends        None

Maximum contingent deferred sales charge (as a
percentage of original purchase price or redemption
proceeds, as applicable)                                 5.00%

Redemption fees                                           None

Exchange fees                                             None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Investment advisory fees
(after voluntary fee waivers)(1)                         0.63%

Rule 12b-1 fees                                          1.00%(2)

Other expenses(1)                                        0.27%

Total fund operating expenses
(after voluntary fee waivers)(1)                         1.90%

EXAMPLE

ASSUMING REDEMPTION(3)

You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return; (ii) redemption at the end of each time period; and (iii) payment of the maximum applicable contingent deferred sales charge of 5% in year 1 and 4% in year 3:

1 year                                                    $ 69
3 years                                                   $100

ASSUMING NO REDEMPTION(4)

You would pay the following expenses on the same investment, assuming no redemption:

1 year                                                    $ 19
3 years                                                   $ 60

(1) The Adviser intends to waive a portion of its fees on a voluntary basis, and the amounts shown reflect these waivers as of the date of this Prospectus. The Adviser intends to maintain such waivers in effect through September 30, 1998 but reserves the right to discontinue such waivers at any time in its sole discretion. Absent any fee waivers, investment advisory fees as an annualized percentage of average daily net assets would be 0.70%: and total fund operating expenses would be 1.97%. "Other expenses" includes an administration fee and is based on estimated amounts for the current fiscal year.

(2) Of this amount, 0.25% is designated as a shareholder servicing fee and 0.75% as a distribution fee.

(3) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1 and 3-year periods would be $70 and $102, respectively.

(4) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1 and 3-year periods would be $20 and $62, respectively.

      INFORMATION CONCERNING FEES AND EXPENSES

      The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class A Shares of the Funds and the Class B Shares of Micro Cap Value Fund. The Funds also offer Class C Shares which are subject to the same expenses except that they bear no sales loads or shareholder servicing fees.


      The examples in the above tables are based on annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser and the Distributor. Although these persons intend to maintain such waivers in effect through September 30, 1998, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds. "Other expenses" in the tables are based on estimates.


      The Class A Shares of each Fund pay shareholder servicing fees to the Distributor in an amount equaling 0.25% per year of each such class's average daily net assets (which fees currently are being waived), and the Class B Shares of Micro Cap Value Fund bear distribution and shareholder servicing fees totaling 1.00% per year of such class's average daily net assets. The Distributor also receives the sales charge for distributing the Funds' Class A Shares. Due to the distribution and shareholder servicing fees paid by the Class B Shares, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD rules. For additional information, see "Distributor."

      Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.


THE FUNDS

      FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through several separate classes which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

      This Prospectus relates only to the Class A and, in the case of Micro Cap Value Fund, the Class B Shares of the Funds named on the cover hereof. Information regarding the Class C Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


INVESTMENT OBJECTIVES AND POLICIES

      This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Micro Cap Value Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). California Intermediate Tax Free Fund is a nondiversified investment company under the 1940 Act.

      If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

      When the term "equity securities" is used in this Prospectus, it refers to common stock and securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common stock.

      This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

      CALIFORNIA INTERMEDIATE TAX FREE FUND

      OBJECTIVE. California Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital.

      INVESTMENT POLICIES. Under normal market conditions, California Intermediate Tax Free Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations of the state referred to in its title, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and that state's income tax. No more than 20% of the securities owned by this Fund will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which this Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

      Under normal market conditions, the weighted average maturity of the securities held by California Intermediate Tax Free Fund will range from 3 to 10 years.

      California Intermediate Tax Free Fund may purchase obligations which are rated (without regard to insurance) no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. This Fund also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of either of these Funds.


      While the assets of California Intermediate Tax Free Fund ordinarily will be invested in municipal obligations, on occasion this Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, this Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, in periods of adverse markets when a temporary defensive position to protect capital is deemed advisable and practicable, this Fund may have more than 20% (and up to 100%) of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."


      California Intermediate Tax Free Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Such investments may include tax free money market funds advised by the Adviser. Income from these investments is normally exempt from federal income tax but may not be exempt from the applicable state tax. Where the income from these investments is exempt from both federal income tax and the applicable state tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

      California Intermediate Tax Free Fund also may (i) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (ii) purchase securities on a when-issued or delayed-delivery basis; (iii) engage in the lending of portfolio securities; and (iv) invest up to 5% of its net assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

      MICRO CAP VALUE FUND

      OBJECTIVE. Micro Cap Value Fund has an objective of capital appreciation.

      INVESTMENT POLICIES. Under normal market conditions, Micro Cap Value Fund invests at least 65% of its total assets in equity securities of very small-capitalization companies. For these purposes, very small-capitalization companies are deemed those with market capitalizations of less than $500 million. In selecting equity securities, the Adviser utilizes a value-based selection discipline, investing in equity securities it believes are undervalued relative to other securities at the time of purchase. In assessing relative value, the Adviser will consider such factors as ratios of market price to book value, market price to earnings, and market price to assets; estimated earnings growth rate; cash flow; and liquidation value.

      The Fund also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of $500 million or more and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

      Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

      In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

      For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

      RISKS TO CONSIDER

      CALIFORNIA INTERMEDIATE TAX FREE FUND. An investment in California Intermediate Tax Free Fund involves certain risks. These include the following:

      INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because California Intermediate Tax Free Fund invests in fixed-rate debt securities, it is subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in this Fund bear the risk that increases in market interest rates will cause the value of the Fund's portfolio investments to decline.

      In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities.

      Although the Adviser may engage in transactions intended to hedge the value of the Fund's portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

      CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because California Intermediate Tax Free Fund invests in debt securities, it is subject to credit risk.

      As described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations," the revenue bonds and municipal lease obligations in which the Fund invest may entail greater credit risk than the general obligation bonds in which they invest. This is the case because revenue bonds and municipal lease obligations generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. In addition, as described under that section, municipal lease obligations also are subject to nonappropriation risk, which is a type of nonpayment risk. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

      The ratings and certain other requirements which apply to this Fund's permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Fund. Nevertheless, shareholders in the Fund bear the risk that payment defaults could cause the value of the Fund's portfolio investments to decline. Investors also should note that the Fund can invest in municipal obligations rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

      CALL RISK. Many municipal bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that bonds will be called during a period of declining market interest rates so that such refinancings may take place.

      If a bond held by California Intermediate Tax Free Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Fund invests in callable bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds.

      STATE AND LOCAL POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by California Intermediate Tax Free Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services).

      California Intermediate Tax Free Fund will invest primarily in municipal obligations issued by the state of California and its political subdivisions. For this reason, the municipal obligations held by this Fund will be particularly affected by local conditions in that state. A more detailed description of the factors affecting California issuers of municipal obligations is set forth in the Statement of Additional Information.

      OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by California Intermediate Tax Free Fund.

      MICRO CAP VALUE FUND. An investment in Micro Cap Value Fund involves certain risks. These include the following:

      EQUITY SECURITIES GENERALLY. Market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities. Market prices of equity securities as a group have dropped dramatically in a short period of time on several occasions in the past, and they may do so again in the future. Micro Cap Value Fund is subject to the risk of generally adverse equity markets.

      VERY SMALL-CAPITALIZATION COMPANIES. Micro Cap Value Fund emphasizes investments in companies with very small market capitalizations. The equity securities of such companies frequently have experienced greater price volatility in the past than those of larger-capitalization companies, and they may be expected to do so in the future. In addition, such companies may be at an earlier stage of their development and followed by fewer investors than small-, mid- or large-capitalization companies, thus increasing the potential for volatility in their market prices.

      ACTIVE MANAGEMENT. Micro Cap Value Fund is actively managed by the Adviser. The performance of this Fund therefore will reflect in part the ability of the Adviser to select securities which are suited to achieving the Fund's investment objective. Due to its active management, this Fund could underperform other mutual funds with similar investment objectives or the market generally.

      OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by Micro Cap Value Fund.


MANAGEMENT

      The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

      INVESTMENT ADVISER

      First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

      Each of the Funds has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

      The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

      Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that FBS Investment Services, Inc. ("ISI"), a wholly owned broker-dealer subsidiary of the Adviser, is not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser and ISI might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

      PORTFOLIO MANAGERS

      CHRISTOPHER L. DRAHN is portfolio co-manager for California Intermediate Tax Free Fund. Chris joined the fixed income department of the Adviser in 1985, having previously served in its securities lending and corporate trust areas. He received his master's degree in business administration from the University of Minnesota and is a Chartered Financial Analyst.

      RICHARD W. STANLEY is portfolio co-manager for California Intermediate Tax Free Fund. Dick entered the investment business via sales with Smith Barney & Co. in 1958. He then moved to Heritage Investment Advisers as head of fixed income investment in 1973. He joined the Adviser in early 1986 as Vice President and Manager of Fixed Income/Personal Trust. Dick received his master's degree in business administration from Cornell University in 1958 and received his Chartered Financial Analyst certification in 1977.


      Micro Cap Value Fund is managed by a committee composed of Albin S. Dubiak, Roland P. Whitcomb and Jeff A. Johnson.

      ALBIN S. DUBIAK began his investment career as a security trader with the First National Bank of Chicago in 1963 before joining First Bank as an investment analyst in 1969. Mr. Dubiak received his bachelor's degree from Indiana University and his master's degree in business administration from the University of Arizona. Mr. Dubiak also is portfolio co-manager for three other First American equity funds and is a member of the committees which manage five other First American equity funds.

      ROLAND B. WHITCOMB joined First Bank in 1986 after serving as an account executive with Smith Barney & Co. since 1979. He received his bachelor's degree from the University of Chicago and is a Chartered Financial Analyst. Mr. Whitcomb also is portfolio co-manager for two other First American equity funds and is a member of the committees which manage five other First American equity funds.

      JEFF A. JOHNSON has been employed by First Bank in investment management since 1991 and in commercial lending from 1985 to 1991. Mr. Johnson received his master of fine arts degree from the University of Iowa. Mr. Johnson also is portfolio co-manager for two other First American equity funds and is a member of the committee which manages three other First American equity funds.


      CUSTODIAN

      The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.


      As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed by the Funds for its out-of-pocket expenses incurred while providing its services to the Funds.


      ADMINISTRATOR

      The administrator for the Funds is SEI Financial Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

      TRANSFER AGENT

      DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

      SEI Investments Distribution Co. is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company, and is located at Oaks, Pennsylvania 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

      Shares of the Funds are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

      FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan"). The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchase of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Funds -- Class A Share Price and Sales Charge." Each Fund also pays the Distributor a shareholder servicing fee monthly at an annual rate of 0.25% of the Fund's Class A Shares' average daily net assets. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The shareholder servicing fee may be used to provide compensation for shareholder services provided by "one-stop" mutual fund networks through which the Funds are made available. In addition, the Distributor and the Adviser and its affiliates may provide compensation for services provided by such networks from their own resources. From time to time, the Distributor may voluntarily waive its fees with respect to the Class A Shares of either of the Funds. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

      Under another distribution plan (the "Class B Distribution Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, Micro Cap Value Fund may pay to the Distributor a sales support fee at an annual rate of up to 0.75% of the average daily net assets of the Class B Shares of the Fund, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class B Shares of the Fund. This fee is calculated and paid each month based on the average daily net assets for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with respect to Class B Shares of the Fund. Although Class B Shares are sold without an initial sales charge, the Distributor pays a total of 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The service fee payable under the Class B Service Plan is prepaid for the first year as described above.

      The Class A and Class B Distribution Plans recognize that the Adviser, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Adviser may pay amounts to broker-dealers from its own assets with respect to such sales. ISI, a subsidiary of the Adviser, is a Participating Institution.


INVESTING IN THE FUNDS

      SHARE PURCHASES

      Shares of the Funds are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below. The Funds reserve the right to reject any purchase request.

      THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.


      Certain brokers assist their clients in the purchase or redemption of shares and charge a fee for this service.


      BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail will be executed upon receipt of payment by the Transfer Agent. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, the proceeds of redemptions of the shares purchased are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date. In order to purchase shares by mail, an investor must:

      *     complete and sign the new account form;

      *     enclose a check made payable to (Fund name); and

      * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.

      After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.

      BY WIRE. To purchase shares of a Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time. All information needed will be taken over the telephone, and the order will be considered placed when the Custodian receives payment by wire. If the Custodian does not receive the wire by 3:00 p.m. Central time, the order will be executed the next business day. Federal funds should be wired as follows: First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems, Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on federal holidays upon which wire transfers are restricted.

      MINIMUM INVESTMENT REQUIRED

      The minimum initial investment for each Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement for employees of First Bank National Association, First Trust National Association and First Bank System, Inc. and their respective affiliates.

      ALTERNATIVE SALES CHARGE OPTIONS

      THE TWO ALTERNATIVES: OVERVIEW. An investor may purchase shares of a Fund at a price equal to its net asset value plus a sales charge. In the case of Micro Cap Value Fund, this sales charge may be imposed, at the investor's election, either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). In the case of California Intermediate Tax Free Fund, only the Class A initial sales charge alternative is available. Each of Class A and Class B represents a Fund's interest in its portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement, while Class A Shares bear only shareholder servicing fees; (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A Shares as long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges. Sales personnel of financial institutions distributing the Funds' shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.

      These alternative purchase arrangements permit an investor in Micro Cap Value Fund to choose the method of purchasing shares that is more beneficial to that investor. The amount of a purchase, the length of time an investor expects to hold the shares, and whether the investor wishes to receive dividends in cash or in additional shares, will all be factors in determining which sales charge option is best for a particular investor. An investor should consider whether, over the time he or she expects to maintain the investment, the accumulated sales charges on Class B Shares prior to conversion would be less than the initial sales charge on Class A Shares, and to what extent the differential may be offset by the expected higher yield of Class A Shares. Class A Shares will normally be more beneficial to an investor if he or she qualifies for reduced sales charges as described below. Accordingly, orders for Class B Shares of Micro Cap Value Fund for $250,000 or more ordinarily will be treated as orders for Class A Shares or declined.

      The Directors of FAIF have determined that no conflict of interest currently exists between the Class A and Class B Shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

      CLASS A SHARES.

      WHAT CLASS A SHARES COST. Class A Shares of each Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:

                      CALIFORNIA INTERMEDIATE TAX FREE FUND

                                                                         MAXIMUM
                                                                       AMOUNT OF
                                  SALES CHARGE     SALES CHARGE     SALES CHARGE
                                 AS PERCENTAGE    AS PERCENTAGE     REALLOWED TO
                                   OF OFFERING     OF NET ASSET    PARTICIPATING
                                         PRICE            VALUE     INSTITUTIONS

Less than $50,000                        3.00%            3.09%            2.70%
$50,000 but less than $100,000           2.50%            2.56%            2.25%
$100,000 but less than $250,000          2.00%            2.04%            1.80%
$250,000 but less than $500,000          1.50%            1.52%            1.35%
$500,000 but less than $1,000,000        1.00%            1.01%            0.80%
$1,000,000 and over                      0.00%            0.00%            0.00%


                              MICRO CAP VALUE FUND

                                                                         MAXIMUM
                                                                       AMOUNT OF
                                  SALES CHARGE     SALES CHARGE     SALES CHARGE
                                 AS PERCENTAGE    AS PERCENTAGE     REALLOWED TO
                                   OF OFFERING     OF NET ASSET    PARTICIPATING
                                         PRICE            VALUE     INSTITUTIONS

Less than $50,000                        4.50%            4.71%            4.05%
$50,000 but less than $100,000           4.00%            4.17%            3.60%
$100,000 but less than $250,000          3.50%            3.63%            3.15%
$250,000 but less than $500,000          2.75%            2.83%            2.47%
$500,000 but less than $1,000,000        2.00%            2.04%            1.80%
$1,000,000 and over                      0.00%            0.00%            0.00%

      There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions will receive a commission of 1.00% on such sales. Redemptions of Class A Shares purchased at net asset value within 24 months of purchase will be subject to a contingent deferred sales charge of 1.00% (unless a Participating Institution waived its commission on the initial purchase). Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

      Net asset value is determined at 3:00 p.m. Central time Monday through Friday except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following federal holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

      DEALER CONCESSION. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

      The sales charge for shares sold other than through registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

      REDUCING THE CLASS A SALES CHARGE. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:

      * QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

            The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

      * LETTER OF INTENT: If an investor intends to purchase at least $50,000 of Class A Shares in a Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

            The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

            A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.


      SALES OF CLASS A SHARES AT NET ASSET VALUE. Purchases of a Fund's Class A Shares by the Adviser or any of its affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker/dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisers, financial planners and registered broker/dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by qualified defined contribution plans participating in the First American 401(k) Plan Program and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in section 401(a), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks.


      If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

      In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

      CLASS B SHARES OF MICRO CAP VALUE FUND.

      CONTINGENT DEFERRED SALES CHARGE. Class B Shares of Micro Cap Value Fund are sold at net asset value without any initial sales charge. If an investor redeems Class B Shares within eight years of purchase, he or she will pay a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price or on shares derived from reinvestment of dividends or capital gain distributions.

                           CONTINGENT DEFERRED
                             SALES CHARGE AS A
                                 PERCENTAGE OF
                                 DOLLAR AMOUNT
YEAR SINCE PURCHASE          SUBJECT TO CHANGE

First                                    5.00%

Second                                   5.00%

Third                                    4.00%

Fourth                                   3.00%

Fifth                                    2.00%

Sixth                                    1.00%

Seventh                                   None

Eighth                                    None

      In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares held for more than eight years and Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight-year period. This method should result in the lowest possible sales charge.

      The contingent deferred sales charge is waived on redemption of Class B Shares (i) within one year following the death or disability (as defined in the Internal Revenue Code) of a shareholder, and (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2 . A shareholder or his or her representative must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is elegible for this waiver.

      CONVERSION FEATURE. At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B Shares of Micro Cap Value Fund will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.

      SYSTEMATIC EXCHANGE PROGRAM

      Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account in the same class of shares of Prime Obligations Fund of First American Funds, Inc. Under a systematic exchange program, a shareholder enters an agreement to purchase a specified class of shares of one or more Funds over a specified period of time, and initially purchases Prime Obligations Fund shares of the same class in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of shares of Prime Obligations Fund is exchanged for shares of the same class of the Funds specified. The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described below. Because purchases of Class A Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.

      SYSTEMATIC INVESTMENT PROGRAM

      Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or call (800) 637-2548.

      EXCHANGING SECURITIES FOR FUND SHARES

      A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

      CERTIFICATES AND CONFIRMATIONS

      The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

      Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

      DIVIDENDS AND DISTRIBUTIONS

      Dividends with respect to California Intermediate Tax Free Fund are declared and paid monthly to all shareholders of record on the record date. Dividends with respect to Micro Cap Value Fund are declared and paid quarterly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

      All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

      The amount of dividends payable on Class A and Class B Shares generally will be less than the dividends payable on Class C Shares because of the distribution and/or shareholder servicing expenses charged to Class A and Class B Shares. The amount of dividends payable on Class A Shares generally will be more than the dividends payable on the Class B Shares because of the higher distribution and shareholder servicing fees paid by the Class B shares.

      EXCHANGE PRIVILEGE

      Shareholders may exchange Class A Shares of a Fund or, in the case of Micro Cap Value Fund, Class B Shares for currently available Class A or Class B Shares, respectively, of the other FAIF Funds or of other funds in the First American family. Class A Shares of the Funds, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

      With respect to Micro Cap Value Fund, for purposes of calculating the Class B Shares' eight-year conversion period or contingent deferred sales charges payable upon redemption, the holding period of Class B Shares of the "old" fund and the holding period of Class B Shares of the "new" fund are aggregated.

      The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

      Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- Directly From the Funds -- Signatures." Neither the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, or any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

      Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two First American funds by telephone only if both funds have identical shareholder registrations.

      Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

      Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105.

      Shareholders who become eligible to purchase Class C Shares may exchange Class A Shares for Class C Shares. An example of such an exchange would be a situation in which an individual holder of Class A Shares subsequently opens a custody or agency account with a financial institution which invests in Class C Shares.

      The terms of any exchange privilege may be modified or terminated by the Funds at any time. There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or changes.


REDEEMING SHARES

      Each Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.

      BY TELEPHONE

      A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

      Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

      In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

      BY MAIL

      Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

      Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

      * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

      * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

      * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

      * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

      The Funds do not accept signatures guaranteed by a notary public.

      The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

      BY SYSTEMATIC WITHDRAWAL PROGRAM

      Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases.

      REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

      When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

      ACCOUNTS WITH LOW BALANCES

      Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.


DETERMINING THE PRICE OF SHARES

      Class A Shares of the Funds are sold at net asset value plus a sales charge, while Class B Shares of Micro Cap Value Fund are sold without a front-end sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Funds -- Alternative Sales Charge Options."

      The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request.

      It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

      DETERMINING NET ASSET VALUE

      The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.

      Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.


INCOME TAXES

      FEDERAL INCOME TAXATION

      Each Fund is treated as a different entity for federal income tax purposes. Each of the Funds qualified during its last fiscal year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and each of the Funds intends to so qualify in the future. If so qualified and provided certain distribution requirements are met, a Fund will not be liable for federal income taxes to the extent it distributes its income to its shareholders.

      Distributions of net interest income from tax-exempt obligations that are designated by California Intermediate Tax Free Fund as exempt-interest dividends are excludable from the gross income of the Fund's shareholders. A portion of such dividends may, however, be subject to the alternative minimum tax, as discussed below.

      Distributions paid from other interest income of California Intermediate Tax Free Fund, from the net investment income of Micro Cap Value Fund, and from any net realized short-term capital gains of either Fund, will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. Since none of the income of California Intermediate Tax Free Fund will consist of dividends from domestic corporations, the dividends-received deduction for corporations will not be applicable to taxable distributions by that Fund. Distributions paid by each Fund from long-term capital gains (and designated as such) will be taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held the shares in a Fund. Long-term capital gains of individuals are currently taxed at a maximum rate of 28%.

      Gain or loss realized on the sale or exchange of shares in a Fund will be treated as capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

      For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's tax situation.

      Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. California Intermediate Tax Free Fund may invest up to 20% of its total assets in obligations the interest on which is treated as an item of tax preference for federal income tax purposes. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate alternative minimum tax, the environmental tax imposed on corporations under Section 59A of the Code, and the branch profits tax imposed on foreign corporations under Section 884 of the Code. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

      The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by California Intermediate Tax Free Fund. This Fund will avoid investment in bonds which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if a bond in this Fund's portfolio lost its exempt status, the Fund would make every effort to dispose of that investment on terms that are not detrimental to the Fund.

      In certain instances, the portion of Social Security benefits received by a shareholder that is subject to federal income tax may be affected by the amount of exempt-interest dividends received by the shareholder from California Intermediate Tax Free Fund.

      Interest on indebtedness incurred by a shareholder to purchase or carry shares of California Intermediate Tax Free Fund will not be deductible for federal income purposes.

      A Fund may be required to "back-up" withhold 31% of any dividend, distribution, or redemption payment made to a shareholder who fails to furnish the Fund with the shareholder's Social Security number or other taxpayer identification number or to certify that he or she is not subject to back-up withholding.

      Information concerning distributions will be mailed to shareholders annually. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

      CALIFORNIA INCOME TAXATION

      Individual shareholders of California Intermediate Tax Free Fund who are subject to California personal income taxation will not be required to include in their California gross income that portion of their federally tax exempt dividends which the Fund clearly identifies as directly attributable to interest earned on California state or municipal obligations, and dividends which the Fund clearly identifies as directly attributable to interest earned on obligations of the United States, the interest on which is exempt from California personal income tax pursuant to federal law, provided that at least 50% of the value of the Fund's total assets consists of obligations the interest on which is exempt from California personal income taxation pursuant to federal or California law. Distributions to individual shareholders derived from interest on state or municipal obligations issued by governmental authorities in states other than California, short-term capital gains and other taxable income will be taxed as dividends for purposes of California personal income taxation. The Fund's long-term capital gains for federal income tax purposes will be taxed as long-term capital gains to individual shareholders of the Fund for purposes of California personal income taxation. Gain or loss, if any, resulting from an exchange or redemption of shares will be recognized in the year of the exchange or redemption.

      OTHER STATE AND LOCAL TAXATION

      Except to the extent described above under "-- California Income Taxation," distributions by both Funds may be subject to state and local taxation even if they are exempt from federal income taxes. Shareholders are urged to consult their own tax advisers regarding state and local taxation.


CALIFORNIA INTERMEDIATE TAX FREE FUND: TAX-EXEMPT VS. TAXABLE INCOME

      The table below shows the approximate yields that taxable securities must earn to equal yields that are exempt from both federal and California income taxes, under selected income tax brackets scheduled to be in effect in 1997. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.8%, 37.4%, 42.0% and 45.2% combined federal/California rates assume that the investor is subject to a 9.3% marginal California income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that California Intermediate Tax Free Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                      TAX-EQUIVALENT YIELDS

                      COMBINED FEDERAL AND
                    CALIFORNIA TAX BRACKETS
TAX-FREE
  YIELDS      34.8%     37.4%     42.0%     45.2%

  3.0%        4.60%     4.79%     5.17%     5.47%
  3.5%        5.37%     5.59%     6.03%     6.39%
  4.0%        6.13%     6.39%     6.90%     7.30%
  4.5%        6.90%     7.19%     7.76%     8.21%
  5.0%        7.67%     7.99%     8.62%     9.12%
  5.5%        8.44%     8.79%     9.48%    10.03%
  6.0%        9.20%     9.58%    10.34%    10.95%
  6.5%        9.97%    10.38%    11.21%    11.86%


FUND SHARES

      Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

      Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

      Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


CALCULATION OF PERFORMANCE DATA

      From time to time, either of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return," and its "distribution rate." In addition, California Intermediate Tax Free Fund may publish its "tax equivalent yield" and its "tax equivalent distribution rate." Distribution rates and tax equivalent distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate" and "tax equivalent distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

      "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

      "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.

      "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including the maximum sales charge imposed on Class A Shares. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

      "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. "Tax equivalent distribution rate" is computed by dividing the portion of the distribution rate (determined as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

      The performance of the Class A and Class B Shares of a Fund will normally be lower than for the Class C Shares because Class C Shares are not subject to the sales charges and distribution and/or shareholder servicing expenses applicable to Class A and Class B Shares. In addition, the performance of Class A and Class B Shares of a Fund will differ because of the different sales charge structures of the classes and because of the differing distribution and shareholder servicing fees charged to Class B Shares.

      In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


PERFORMANCE INFORMATION FOR SUCCESSORS TO COMMON TRUST FUNDS

      Each of California Intermediate Tax Free Fund and Micro Cap Value Fund commenced operations when substantially all of the assets of certain common trust funds which were exempt from registration under the 1940 Act were transferred to these Funds. One predecessor common trust fund was managed by the Adviser, while the other was managed by Qualivest Capital Management, Inc. prior to the acquisition of its parent company by the Adviser's parent company. The personnel who managed that common trust fund on behalf of Qualivest Capital Management became employees of the Adviser, and assumed management of the applicable Fund, at the time the assets were transferred from the common trust fund to the Fund.


      Certain performance data for these Funds and their predecessor common trust funds is set forth below. This data is deemed relevant because the common trust funds were managed using investment obejctives, policies, and restrictions substantially similar to those of their corresponding Funds. However, the predecessor common trust funds were not subject to certain investment restrictions that are imposed by the 1940 Act. Accordingly, if the common trust funds had been registered under the 1940 Act, their performance could have been adversely affected by virtue of such investment restrictions.


      The predecessor common trust funds did not incur the same expenses as the Funds. The performance information set forth below has been adjusted, for periods prior to the transfer of the common trust funds' assets to the Funds, to apply the total expense ratios for the corresponding Funds as disclosed in the Funds' prospectuses at the time they commenced operations (after voluntary fee waivers reflected in such total expense ratios). These adjustments had the effect of reducing the reported performance of the respective common trust funds.

      The average annual total returns for the Funds' predecessor common trust funds for the periods set forth below, adjusted as described above, were as follows:

                                                             FROM INCEPTION
                                                                (5/1/92)
                            1 YEAR ENDED                        THROUGH
                               4/30/97                          4/30/97

California Intermediate
  Tax Free Fund, Class A
  predecessor                   0.77%                            4.69%


                            1 YEAR ENDED    5 YEARS ENDED    10 YEARS ENDED
                               4/30/97         4/30/97          4/30/97

Micro Cap Value Fund,
  Class A predecessor           3.87%           17.93%          14.84%
Micro Cap Value Fund,
  Class B predecessor           2.94%           17.85%          14.56%


SPECIAL INVESTMENT METHODS

      This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

      MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

      As described under "Investment Objectives and Policies," California Intermediate Tax Free Fund invests principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes issued by the states and their political subdivisions.

      MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity.

      The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

      Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

      MUNICIPAL LEASES. California Intermediate Tax Free Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

      Municipal leases and installment purchase or conditional sale contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by the Fund of the full principal amount represented by an obligation.

      In light of these concerns, the Fund has adopted and follows procedures for determining whether municipal lease obligations purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, and other factors which the Adviser may deem relevant. As described below under "-- Investment Restrictions," California Intermediate Tax Free Fund is subject to limitations on the percentage of illiquid securities it can hold.

      TEMPORARY TAXABLE INVESTMENTS

      California Intermediate Tax Free Fund may make temporary taxable investments as described under "Investment Objectives and Policies." Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities; (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. See "-- Repurchase Agreements" below.

      REPURCHASE AGREEMENTS

      The temporary taxable investments which California Intermediate Tax Free Fund may make include repurchase agreements, and Micro Cap Value Fund also is permitted to enter into such agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

      INVERSE FLOATING RATE OBLIGATIONS

      California Intermediate Tax Free Fund may invest up to 5% of its net assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its income and value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

      WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

      Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

      The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

      LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from shareholders' gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans.

      OPTIONS TRANSACTIONS

      CALIFORNIA INTERMEDIATE TAX FREE FUND. California Intermediate Tax Free Fund may, in order to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Fund or which it intends to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Fund's portfolio or contemplated investments.

      California Intermediate Tax Free Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

      An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to purchase (in the case of a call option) or sell (in the case of a put option) an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. In order to hedge its portfolio against anticipated changes in interest rates, a Fund might purchase a put option on an interest rate futures contract if interest rates were expected to rise, or might purchase a call option on an interest rate futures contract if rates were expected to decline.

      Options on interest rate indices are similar to options on interest rate futures contracts except that, rather than the right to take or make delivery of a specific financial instrument at a specified price, an option on an interest rate index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used in a fashion similar to that of options on interest rate futures contracts to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

      The use of options on interest rate futures contracts and on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

      MICRO CAP VALUE FUND.

      PURCHASES OF PUT AND CALL OPTIONS. Micro Cap Value Fund may purchase put and call options on equity securities and on stock indices. These transactions will be undertaken only for the purpose of reducing risk to the Fund; that is, for "hedging" purposes.

      A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

      Options on indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

      Micro Cap Value Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. The Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

      The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by the Fund and the prices of options, and the risk of limited liquidity in the event that the Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

      WRITING OF CALL OPTIONS. Micro Cap Value Fund may write (sell) covered call options on equity securities which it owns or has the right to acquire to the extent specified under "Investment Objectives and Policies -- Micro Cap Value Fund." These transactions would be undertaken primarily to produce additional income.

      When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefits of increases in the market price of the security above the exercise price of the option.

      Micro Cap Value Fund also may write call options on stock indices the movements of which generally correlate with those of the Fund's portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.

      CASH ITEMS

      The "cash items" in which Micro Cap Value Fund may invest, as described under "Investment Objectives and Policies -- Micro Cap Value Fund," include short-term obligations such as commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of the Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which Micro Cap Value Fund may so invest include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.

      FIXED INCOME SECURITIES

      The fixed income securities in which Micro Cap Value Fund may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "-- Cash Items." Investments in nonconvertible preferred stocks and nonconvertible corporate debt obligations will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories. In addition, Micro Cap Value Fund may invest up to 5% of its net assets in less than investment grade convertible debt obligations.

      The fixed income securities specified above are subject to interest rate risk, credit risk, and call or prepayment risk. The nature of these risks is discussed above under "Investment Objectives and Policies -- Risks to Consider -- California Intermediate Tax Free Fund."

      FOREIGN SECURITIES

      GENERAL. As described under "Investment Objective and Policies -- Micro Cap Value Fund," Micro Cap Value Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

      Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

      In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

      AMERICAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

      Certain American Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

      PORTFOLIO TRANSACTIONS

      Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

      PORTFOLIO TURNOVER

      Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

      INVESTMENT RESTRICTIONS

      The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

      * Neither of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. Neither of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

      * Neither of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

      *     Neither of the Funds will make short sales of securities.

      * Neither of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

      * California Intermediate Tax Free Fund will not invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal; (ii) gas provision;
            (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads;
            (xi) airport facilities; and (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

      A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

      As a nonfundamental policy, neither of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations. Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

      INFORMATION CONCERNING COMPENSATION PAID TO FIRST TRUST NATIONAL ASSOCIATION AND ITS AFFILIATES

      First Trust National Association ("First Trust") may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") which invest in the Funds. This section sets forth information concerning compensation that First Trust and its affiliates may receive from the Funds.

      First Trust, as custodian for the assets of the Funds, receives the custodian fees specified herein under the caption "Management--Custodian."

      First Bank National Association, which is under common control with First Trust, acts as investment adviser to the Funds and receives the advisory fees specified herein under the caption "Management--Investment Adviser."

      First Trust and its affiliates may receive shareholder servicing fees in the amounts specified herein under the caption "Distributor." First Trust also may act as securities lending agent in connection with the Funds' securities lending transactions and receive as compensation for such services, fees equal to 40% of the Funds' income from such securities lending transactions.




FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456


INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402


CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101


DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456


ADMINISTRATOR
SEI FINANCIAL MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456


TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore Kansas City, Missouri 64105


INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402


COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402


FAIF-1002(1/97)R





FIRST AMERICAN INVESTMENT FUNDS, INC.



INSTITUTIONAL CLASS


OREGON INTERMEDIATE TAX        CALIFORNIA INTERMEDIATE TAX
FREE FUND                      FREE FUND

MICRO CAP VALUE FUND



                                   PROSPECTUS



                                 AUGUST 5, 1997




[LOGO]
FIRST AMERICAN FUNDS
THE POWER OF DISCIPLINED INVESTING




TABLE OF CONTENTS

                                          PAGE

SUMMARY                                     4

FEES AND EXPENSES                           6
Class C Share Fees and Expenses             6
Information Concerning Fees and
Expenses                                    7

THE FUNDS                                   8

INVESTMENT OBJECTIVES AND POLICIES          8
Oregon Intermediate Tax Free Fund and
California Intermediate Tax Free Fund       9
Micro Cap Value Fund                       10
Risks to Consider                          11

MANAGEMENT                                 14
Investment Adviser                         14
Portfolio Managers                         15
Custodian                                  16
Administrator                              16
Transfer Agent                             17

DISTRIBUTOR                                17

PURCHASES AND REDEMPTIONS OF SHARES        17
Share Purchases and Redemptions            17
What Shares Cost                           18
Exchanging Securities for Fund Shares      19
Certificates and Confirmations             19
Dividends and Distributions                19
Exchange Privilege                         20

INCOME TAXES                               21


TAX FREE FUNDS: TAX-EXEMPT
VS. TAXABLE INCOME                         24


FUND SHARES                                24

CALCULATION OF PERFORMANCE DATA            25


PERFORMANCE INFORMATION FOR SUCCESSORS
TO COMMON TRUST FUNDS                      27

SPECIAL INVESTMENT METHODS                 28
Municipal Bonds and Other Municipal
Obligations                                28
Temporary Taxable Investments              30
Repurchase Agreements                      30
Inverse Floating Rate Obligations          31
When-Issued and Delayed-Delivery
Transactions                               31
Lending of Portfolio Securities            31
Options Transactions                       32
Cash Items                                 34
Fixed Income Securities                    35
Foreign Securities                         35
Portfolio Transactions                     36
Portfolio Turnover                         37
Investment Restrictions                    37
Information Concerning Compensation
Paid to First Trust National
Association and its Affiliates             38




FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INSTITUTIONAL CLASS PROSPECTUS

      The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class C Shares of the following funds (the "Funds"):

      *  OREGON INTERMEDIATE TAX FREE FUND   *  CALIFORNIA INTERMEDIATE TAX FREE
                                                FUND
      *  MICRO CAP VALUE FUND

      Class C Shares of the Funds are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity.

      SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

      This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.


      A Statement of Additional Information dated August 5, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is August 5, 1997.



SUMMARY

      First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class C Shares of the following funds (the "Funds"):

      OREGON INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Oregon income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

      CALIFORNIA INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and California income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

      MICRO CAP VALUE FUND has an objective of capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of very small-capitalization companies (those with market capitalizations of less than $500 million). In selecting equity securities, the Fund's adviser utilizes a value-based selection discipline, investing in equity securities it believes are undervalued relative to other securities at the time of purchase.

      INVESTMENT ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. See "Management."

      DISTRIBUTOR; ADMINISTRATOR SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

      ELIGIBLE INVESTORS; OFFERING PRICES Class C Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class C Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."

      EXCHANGES Class C Shares of any Fund may be exchanged for Class C Shares of other funds in the First American family at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."

      REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

      RISKS TO CONSIDER Each of Oregon Intermediate Tax Free Fund and California Intermediate Tax Free Fund (collectively, the "Tax Free Funds") is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

      In addition, the value of municipal obligations held by the Tax Free Funds may be adversely affected by local political and economic conditions and developments in the states and political subdivisions which issue the obligations. Investors should note in this regard that Oregon Intermediate Tax Free Fund and California Intermediate Tax Free Fund invest primarily in municipal obligations of issuers located in Oregon and California, respectively. The Tax Free Funds also may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider -- Tax Free Funds" and "Special Investment Methods."

      Micro Cap Value Fund is subject to the risk of generally adverse equity markets. Investors also should recognize that market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities.

      Because Micro Cap Value Fund is actively managed, its performance will reflect in part the ability of the Adviser to select securities which are suited to achieving its investment objectives. Due to its active management, this Fund could underperform other mutual funds with similar investment objectives or the market generally.

      In addition, (i) Micro Cap Value Fund is subject to risks associated with investing in very small-capitalization companies; and (ii) this Fund may invest a specified portion of its assets in securities of foreign issuers which are listed on a United States stock exchange or represented by American Depositary Receipts. See "Investment Objectives and Policies -- Risks to Consider -- Micro Cap Value Fund" and "Special Investment Methods."

      SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
      (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.


FEES AND EXPENSES

CLASS C SHARE FEES AND EXPENSES

                                        OREGON      CALIFORNIA
                                  INTERMEDIATE    INTERMEDIATE     MICRO CAP
                                      TAX FREE        TAX FREE         VALUE
                                          FUND            FUND          FUND

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on
purchases                                 None            None          None

Maximum sales load imposed on
reinvested dividends                      None            None          None

Deferred sales load                       None            None          None

Redemption fees                           None            None          None

Exchange fees                             None            None          None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Investment advisory fees
(after voluntary fee waivers)(1)         0.43%           0.00%         0.63%

Rule 12b-1 fees                           None            None          None

Other expenses
(after reimbursements)(1)                0.27%           0.70%         0.27%

Total fund operating expenses
(after voluntary fee waivers and
reimbursements)(1)                       0.70%           0.70%         0.90%

EXAMPLE(2)

You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return, and (ii) redemption at the end of each time period:

 1 year                                  $   7           $   7         $   9
 3 years                                 $  22           $  22         $  29


(1) The Adviser intends to waive a portion of its fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. The Adviser intends to maintain such waivers and reimbursements in effect though September 30, 1998 but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers or reimbursements, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; and total fund operating expenses calculated on such basis would be 0.97% for Oregon Intermediate Tax Free Fund, 1.41% for California Intermediate Tax Free Fund and 0.97% for Micro Cap Value Fund. "Other expenses" includes an administration fee and is based on estimated amounts for the current fiscal year.


(2) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1- and 3-year periods would be as follows: Oregon Intermediate Tax Free Fund, $10 and $31; California Intermediate Tax Free Fund, $14 and $45; and Micro Cap Value Fund, $10 and $31.

      INFORMATION CONCERNING FEES AND EXPENSES

      The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class C Shares of the Funds. The Funds also expect to offer Class A and, in the case of Micro Cap Value Fund, Class B Shares which are subject to the same expenses and, in addition, to a front-end or contingent deferred sales load and certain shareholder servicing expenses.


      The examples in the above tables are based on annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser. Although the Adviser intends to maintain such waivers in effect through September 30, 1998, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds. "Other expenses" in the tables are based on estimates.


      Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.


THE FUNDS

      FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through several separate classes which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

      This Prospectus relates only to the Class C Shares of the Funds named on the cover hereof. Information regarding the Class A and, in the case of Micro Cap Value Fund, Class B Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, Oaks, Pennsylvania, 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


INVESTMENT OBJECTIVES AND POLICIES

      This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Micro Cap Value Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Oregon Intermediate Tax Free Fund and California Intermediate Tax Free Fund are nondiversified investment companies under the 1940 Act.

      If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

      When the term "equity securities" is used in this Prospectus, it refers to common stock and securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common stock.

      This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."


      OREGON INTERMEDIATE TAX FREE FUND AND
      CALIFORNIA INTERMEDIATE TAX FREE FUND


      OBJECTIVES. Oregon Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital. California Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital.

      INVESTMENT POLICIES. Under normal market conditions, each of these Funds invests at least 80% of its net assets in municipal bonds and other municipal obligations of the state referred to in its title, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and that state's income tax. No more than 20% of the securities owned by either of these Funds will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which these Funds may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

      Under normal market conditions, the weighted average maturity of the securities held by each of these Funds will range from 3 to 10 years.

      Each of these Funds may purchase obligations which are rated (without regard to insurance) no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Each of these Funds also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of either of these Funds.


      While the assets of each of these Funds ordinarily will be invested in municipal obligations, on occasion either Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, a Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, in periods of adverse markets when a temporary defensive position to protect capital is deemed advisable and practicable, a Fund may have more than 20% (and up to 100%) of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."


      Each of these Funds also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Such investments may include tax free money market funds advised by the Adviser. Income from these investments is normally exempt from federal income tax but may not be exempt from the applicable state tax. Where the income from these investments is exempt from both federal income tax and the applicable state tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

      Each of these Funds also may (i) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (ii) purchase securities on a when-issued or delayed-delivery basis; (iii) engage in the lending of portfolio securities; and (iv) invest up to 5% of its net assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

      MICRO CAP VALUE FUND

      OBJECTIVES. Micro Cap Value Fund has an objective of capital appreciation.

      INVESTMENT POLICIES. Under normal market conditions, Micro Cap Value Fund invests at least 65% of its total assets in equity securities of very small- capitalization companies. For these purposes, very small-capitalization companies are deemed those with market capitalizations of less than $500 million. In selecting equity securities, the Adviser utilizes a value-based selection descipline, investing in equity securities it believes are undervalued relative to other securities at the time of purchase. In assessing relative value, the Adviser will consider such factors as ratios of market price to book value, market price to earnings, and market price to assets; estimated earnings growth rate; cash flow; and liquidation value.

      The Fund also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of $500 million or more and in fixed income securities of the kinds described under "Special Investment Methods -- Foreign Securities."

      Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

      In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

      For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

      RISKS TO CONSIDER

      TAX FREE FUNDS. An investment in either of the Tax Free Funds involves certain risks. These include the following:

      INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Tax Free Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in these Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.

      In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities.

      Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

      CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Tax Free Funds invest in debt securities, they are subject to credit risk.

      As described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations," the revenue bonds and municipal lease obligations in which these Funds invest may entail greater credit risk than the general obligation bonds in which they invest. This is the case because revenue bonds and municipal lease obligations generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. In addition, as described under that section, municipal lease obligations also are subject to nonappropriation risk, which is a type of nonpayment risk. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

      The ratings and certain other requirements which apply to the Tax Free Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by these Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that the Funds can invest in municipal obligations rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

      CALL RISK. Many municipal bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that bonds will be called during a period of declining market interest rates so that such refinancings may take place.

      If a bond held by a Tax Free Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that these Funds invest in callable bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds.

      STATE AND LOCAL POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by the Tax Free Funds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services).

      Oregon Intermediate Tax Free Fund and California Intermediate Tax Free Fund each will invest primarily in municipal obligations issued by the state and its political subdivisions named in its title. For this reason, the municipal obligations held by these Funds will be particularly affected by local conditions in those states. A more detailed description of the factors affecting Oregon and California issuers of municipal obligations is set forth in the Statement of Additional Information.

      OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Tax Free Funds.

      MICRO CAP VALUE FUND. An investment in Micro Cap Value Fund involves certain risks. These include the following:

      EQUITY SECURITIES GENERALLY. Market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities. Market prices of equity securities as a group have dropped dramatically in a short period of time on several occasions in the past, and they may do so again in the future. Micro Cap Value Fund is subject to the risk of generally adverse equity markets.

      VERY SMALL-CAPITALIZATION COMPANIES. Micro Cap Value Fund emphasizes investments in companies with very small market capitalizations. The equity securities of such companies frequently have experienced greater price volatility in the past than those of larger-capitalization companies, and they may be expected to do so in the future. In addition, such companies may be at an earlier stage of their development and followed by fewer investors than small-, mid- or large-capitalization companies, thus increasing the potential for volatility in their market prices.

      ACTIVE MANAGEMENT. Micro Cap Value Fund is actively managed by the Adviser. The performance of this Fund therefore will reflect in part the ability of the Adviser to select securities which are suited to achieving the Fund's investment objective. Due to its active management, this Fund could underperform other mutual funds with similar investment objectives or the market generally.

      OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by Micro Cap Value Fund.


MANAGEMENT

      The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

      INVESTMENT ADVISER

      First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

      Each of the Funds has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

      The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

      Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

      PORTFOLIO MANAGERS

      MICHAEL HAMILTON is portfolio co-manager for Oregon Intermediate Tax Free Fund. He joined the Adviser in July 1997, when the parent company of Qualivest Capital Management, Inc. and U.S. Bank, by whom he was employed since 1989, was acquired by the parent company of the Adviser. He received his bachelor's degree from the College of Idaho and his master's degree in business administration from Western Washington University.

      CHRISTOPHER L. DRAHN is portfolio co-manager for California Intermediate Tax Free Fund. Chris joined the fixed income department of the Adviser in 1985, having previously served in its securities lending and corporate trust areas. He received his master's degree in business administration from the University of Minnesota and is a Chartered Financial Analyst.

      RICHARD W. STANLEY is portfolio co-manager for Oregon Intermediate Tax Free Fund and California Intermediate Tax Free Fund. Dick entered the investment business via sales with Smith Barney & Co. in 1958. He then moved to Heritage Investment Advisers as head of fixed income investment in 1973. He joined the Adviser in early 1986 as Vice President and Manager of Fixed Income/Personal Trust. Dick received his master's degree in business administration from Cornell University in 1958 and received his Chartered Financial Analyst certification in 1977.


      Micro Cap Value Fund is managed by a committee composed of Albin S. Dubiak, Roland P. Whitcomb and Jeff A. Johnson.

      ALBIN S. DUBIAK began his investment career as a security trader with the First National Bank of Chicago in 1963 before joining First Bank as an investment analyst in 1969. Mr. Dubiak received his bachelor's degree from Indiana University and his master's degree in business administration from the University of Arizona. Mr. Dubiak also is portfolio co-manager for three other First American equity funds and is a member of the committees which manage five other First American equity funds.

      ROLAND B. WHITCOMB joined First Bank in 1986 after serving as an account executive with Smith Barney & Co. since 1979. He received his bachelor's degree from the University of Chicago and is a Chartered Financial Analyst. Mr. Whitcomb also is portfolio co-manager for two other First American equity funds and is a member of the committees which manage five other First American equity funds.

      JEFF A. JOHNSON has been employed by First Bank in investment management since 1991 and in commercial lending from 1985 to 1991. Mr. Johnson received his master of fine arts degree from the University of Iowa. Mr. Johnson also is portfolio co-manager for two other First American equity funds and is a member of the committee which manages three other First American equity funds.


      CUSTODIAN

      The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.


      As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed by the Funds for its out-of-pocket expenses incurred while providing its services to the Funds.


      ADMINISTRATOR

      The administrator for the Funds is SEI Financial Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

      TRANSFER AGENT

      DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

      SEI Investments Distribution Co. is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania, 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

      The Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. They also may discontinue any payment of such costs at any time. In addition, the Distributor and the Adviser and its affiliates may provide compensation from their own resources for shareholder services provided by third parties, including "one-stop" mutual fund networks through which the Funds are made available.


PURCHASES AND REDEMPTIONS OF SHARES

      SHARE PURCHASES AND REDEMPTIONS

      Shares of the Funds are sold and redeemed on days on which the New York Stock Exchange is open for business ("Business Days").

      Payment for shares can be made only by wire transfer. Wire transfers of federal funds for share purchases should be sent to First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to:
      DST Systems: Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on Federal holidays upon which wire transfers are restricted. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The net asset value per share is calculated as of 3:00 p.m. Central time each Business Day. The Funds reserve the right to reject a purchase order.

      The Funds are required to redeem for cash all full and fractional shares of the Funds. Redemption orders may be made any time before 3:00 p.m. Central time in order to receive that day's redemption price. For redemption orders received before 3:00 p.m. Central time, payment will ordinarily be made the next business day by transfer of Federal funds, but payment may be made up to 7 days later.

      WHAT SHARES COST

      Class C Shares of the Funds are sold and redeemed at net asset value. The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

      DETERMINING NET ASSET VALUE. The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.

      Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.

      Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.

      EXCHANGING SECURITIES FOR FUND SHARES

      A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

      CERTIFICATES AND CONFIRMATIONS

      The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

      Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

      DIVIDENDS AND DISTRIBUTIONS

      Dividends with respect to Oregon Intermediate Tax Free Fund and California Intermediate Tax Free Fund are declared and paid monthly to all shareholders of record on the record date. Dividends with respect to Micro Cap Value Fund are declared and paid quarterly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

      All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

      The amount of dividends payable on Class C Shares generally will be more than the dividends payable on Class A or Class B Shares because of the distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.

      EXCHANGE PRIVILEGE

      Shareholders may exchange Class C Shares of a Fund for currently available Class C Shares of the other FAIF Funds or of other funds in the First American family at net asset value. Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

      The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

      Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class C Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual beneficiaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.


INCOME TAXES

      FEDERAL INCOME TAXATION

      Each Fund is treated as a different entity for federal income tax purposes. Each of the Funds qualified during its last fiscal year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and each of the Funds intends to so qualify in the future. If so qualified and provided certain distribution requirements are met, a Fund will not be liable for federal income taxes to the extent it distributes its income to its shareholders.

      Distributions of net interest income from tax-exempt obligations that are designated by each Tax Free Fund as exempt-interest dividends are excludable from the gross income of the Fund's shareholders. A portion of such dividends may, however, be subject to the alternative minimum tax, as discussed below.

      Distributions paid from other interest income of the Tax Free Funds, from the net investment income of Micro Cap Value Fund, and from any net realized short-term capital gains of each Fund will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. Since none of the Tax Free Funds' income will consist of dividends from domestic corporations, the dividends-received deduction for corporations will not be applicable to taxable distributions by those Funds. Distributions paid by each Fund from long-term capital gains (and designated as such) will be taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held the shares in a Fund. Shareholders not subject to federal income taxation will not be taxed on distributions by a Fund.

      Gain or loss realized on the sale or exchange of shares in a Fund will be treated as capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

      For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's tax situation.

      Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. Each Tax Free Fund may invest up to 20% of its total assets in obligations the interest on which is treated as an item of tax preference for federal income tax purposes. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate alternative minimum tax, the environmental tax imposed on corporations under Section 59A of the Code, and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

      The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by the Tax Free Funds. The Tax Free Funds will avoid investment in bonds which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if a bond in a Tax Free Fund's portfolio lost its exempt status, the Fund would make every effort to dispose of that investment on terms that are not detrimental to the Fund.

      In certain instances, the portion of Social Security benefits received by a shareholder that is subject to federal income tax may be affected by the amount of exempt-interest dividends received by the shareholder from the Tax Free Funds.

      Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Tax Free Funds will not be deductible for federal income purposes.

      Information concerning distributions will be mailed to shareholders annually. Shareholders who are subject to federal income tax are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

      OREGON INCOME TAXATION

      The portion of exempt-interest dividends paid by Oregon Intermediate Tax Free Fund that is derived from interest on tax-exempt obligations issued by the state of Oregon, its political subdivisions and instrumentalities, is excluded from the taxable income of individuals, trusts and estates. All remaining dividends (except for dividends, if any, derived from interest paid on obligations of the United States, its territories and possessions), including dividends derived from capital gains, will be includable in the taxable income of individuals, trusts and estates. Furthermore, all dividends, including exempt-interest dividends, will be includable in the taxable income of corporations subject to the Oregon corporation excise tax. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Oregon taxes long-term capital gains at the same rates as ordinary income, while restricting the deductibility of capital losses.

      CALIFORNIA INCOME TAXATION

      Individual shareholders of California Intermediate Tax Free Fund who are subject to California personal income taxation will not be required to include in their California gross income that portion of their federally tax exempt dividends which the Fund clearly identifies as directly attributable to interest earned on California state or municipal obligations, and dividends which the Fund clearly identifies as directly attributable to interest earned on obligations of the United States, the interest on which is exempt from California personal income tax pursuant to federal law, provided that at least 50% of the value of the Fund's total assets consists of obligations the interest on which is exempt from California personal income taxation pursuant to federal or California law. Distributions to individual shareholders derived from interest on state or municipal obligations issued by governmental authorities in states other than California, short-term capital gains and other taxable income will be taxed as dividends for purposes of California personal income taxation. The Fund's long-term capital gains for federal income tax purposes will be taxed as long-term capital gains to individual shareholders of the Fund for purposes of California personal income taxation. Gain or loss, if any, resulting from an exchange or redemption of shares will be recognized in the year of the exchange or redemption.

      OTHER STATE AND LOCAL TAXATION

      Except to the extent described above under "-- Oregon Income Taxation" and "-- California Income Taxation," distributions by all the Funds may be subject to state and local taxation even if they are exempt from federal income taxes. Shareholders are urged to consult their own tax advisers regarding state and local taxation.


TAX FREE FUNDS: TAX-EXEMPT VS. TAXABLE INCOME

      The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from both federal and Oregon income taxes; and (ii) exempt from both federal and California income taxes, under selected income tax brackets scheduled to be in effect in 1997. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.5%, 37.2%, 41.8% and 45.0% combined federal/Oregon rates assume that the investor is subject to a 9% marginal Oregon income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 34.8%, 37.4%, 42.0% and 45.2% combined federal/California rates assume that the investor is subject to a 9.3% marginal California income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that a Tax Free Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                                  TAX-EQUIVALENT YIELDS

                  COMBINED FEDERAL AND               COMBINED FEDERAL AND
                  OREGON TAX BRACKETS               CALIFORNIA TAX BRACKETS
TAX-FREE
 YIELDS    34.5%    37.2%    41.8%    45.0%     34.8%    37.4%    42.0%    45.2%

  3.0%     4.58%    4.78%    5.15%    5.45%     4.60%    4.79%    5.17%    5.47%
  3.5%     5.34%    5.57%    6.01%    6.36%     5.37%    5.59%    6.03%    6.39%
  4.0%     6.11%    6.37%    6.87%    7.27%     6.13%    6.39%    6.90%    7.30%
  4.5%     6.87%    7.17%    7.73%    8.18%     6.90%    7.19%    7.76%    8.21%
  5.0%     7.63%    7.96%    8.59%    9.09%     7.67%    7.99%    8.62%    9.12%
  5.5%     8.40%    8.76%    9.45%   10.00%     8.44%    8.79%    9.48%   10.03%
  6.0%     9.16%    9.55%   10.31%   10.91%     9.20%    9.58%   10.34%   10.95%
  6.5%     9.92%   10.35%   11.17%   11.82%     9.97%   10.38%   11.21%   11.86%


FUND SHARES

      Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

      Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

      Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


CALCULATION OF PERFORMANCE DATA

      From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return," and its "distribution rate." In addition, each Tax Free Fund may publish its "tax equivalent yield" and its "tax equivalent distribution rate." Distribution rates and tax equivalent distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate" and "tax equivalent distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

      "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

      "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.

      "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

      "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. "Tax equivalent distribution rate" is computed by dividing the portion of the distribution rate (determined as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

      The performance of the Class C Shares of a Fund will normally be higher than for the Class A and Class B Shares because Class C Shares are not subject to the sales charges and distribution and/or shareholder servicing expenses applicable to Class A and Class B Shares.

      In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


PERFORMANCE INFORMATION FOR SUCCESSORS TO COMMON TRUST FUNDS

      Each of Oregon Intermediate Tax Free Fund, California Intermediate Tax Free Fund, and Micro Cap Value Fund commenced operations when substantially all of the assets of certain common trust funds which were exempt from registration under the 1940 Act were transferred to these Funds. One predecessor common trust fund was managed by the Adviser, while the others were managed by Qualivest Capital Management, Inc. prior to the acquisition of its parent company by the Adviser's parent company. The personnel who managed those common trust funds on behalf of Qualivest Capital Management became employees of the Adviser, and assumed management of the applicable Funds, at the time the assets were transferred from the common trust funds to the Funds.


      Certain performance data for these Funds and their predecessor common trust funds is set forth below. This data is deemed relevant because the common trust funds were managed using investment obejctives, policies, and restrictions substantially similar to those of their corresponding Funds. However, the predecessor common trust funds were not subject to certain investment restrictions that are imposed by the 1940 Act. Accordingly, if the common trust funds had been registered under the 1940 Act, their performance could have been adversely affected by virtue of such investment restrictions.


      The predecessor common trust funds did not incur the same expenses as the Funds. The performance information set forth below has been adjusted, for periods prior to the transfer of the common trust funds' assets to the Funds, to apply the total expense ratios for the corresponding Funds as disclosed in the Funds' prospectuses at the time they commenced operations (after voluntary fee waivers reflected in such total expense ratios). These adjustments had the effect of reducing the reported performance of the respective common trust funds.

      The average annual total returns for the Funds' predecessor common trust funds for the periods set forth below, adjusted as described above, were as follows:

                                                              FROM INCEPTION
                                                                 (5/1/92)
                             1 YEAR ENDED                        THROUGH
                                4/30/97                          4/30/97

California Intermediate
 Tax Free Fund, Class C
 predecessor                     3.89%                            5.33%


                             1 YEAR ENDED    5 YEARS ENDED    10 YEARS ENDED
                                4/30/97         4/30/97          4/30/97

Oregon Intermediate
 Tax Free Fund, Class C
 predecessor                     3.76%           5.01%            6.27%
Micro Cap Value Fund,
 Class C predecessor             9.04%          19.34%           15.69%


SPECIAL INVESTMENT METHODS

      This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

      MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

      As described under "Investment Objectives and Policies," each of the Tax Free Funds invests principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes issued by the states and their political subdivisions.

      MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

      Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

      MUNICIPAL LEASES. Each Tax Free Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

      Municipal leases and installment purchase or conditional sale contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Tax Free Fund of the full principal amount represented by an obligation.

      In light of these concerns, each Tax Free Fund has adopted and follows procedures for determining whether municipal lease obligations purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, and other factors which the Adviser may deem relevant. As described below under "-- Investment Restrictions," each Tax Free Fund is subject to limitations on the percentage of illiquid securities it can hold.

      TEMPORARY TAXABLE INVESTMENTS

      Each of the Tax Free Funds may make temporary taxable investments as described under "Investment Objectives and Policies." Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities; (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. See "-- Repurchase Agreements" below.

      REPURCHASE AGREEMENTS

      The temporary taxable investments which each Tax Free Fund may make include repurchase agreements, and Micro Cap Value Fund also is permitted to enter into such agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

      INVERSE FLOATING RATE OBLIGATIONS

      Each of the Tax Free Funds may invest up to 5% of its net assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its income and value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

      WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

      Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

      The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

      LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from shareholders' gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans.

      OPTIONS TRANSACTIONS

      TAX FREE FUNDS. Each of the Tax Free Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

      Neither of the Tax Free Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

      An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to purchase (in the case of a call option) or sell (in the case of a put option) an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. In order to hedge its portfolio against anticipated changes in interest rates, a Fund might purchase a put option on an interest rate futures contract if interest rates were expected to rise, or might purchase a call option on an interest rate futures contract if rates were expected to decline.

      Options on interest rate indices are similar to options on interest rate futures contracts except that, rather than the right to take or make delivery of a specific financial instrument at a specified price, an option on an interest rate index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used in a fashion similar to that of options on interest rate futures contracts to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

      The use of options on interest rate futures contracts and on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

      MICRO CAP VALUE FUND.

      PURCHASES OF PUT AND CALL OPTIONS. Micro Cap Value Fund may purchase put and call options on equity securities and on stock indices. These transactions will be undertaken only for the purpose of reducing risk to the Fund; that is, for "hedging" purposes.

      A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security give the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

      Options on indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

      Micro Cap Value Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. The Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

      The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by the Fund and the prices of options, and the risk of limited liquidity in the event that the Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

      WRITING OF CALL OPTIONS. Micro Cap Value Fund may write (sell) covered call options on equity securities which it owns or has the right to acquire to the extent specified under "Investment Objectives and Policies -- Micro Cap Value Fund." These transactions would be undertaken primarily to produce additional income.

      When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefits of increases in the market price of the security above the exercise price of the option.

      Micro Cap Value Fund also may write call options on stock indices the movements of which generally correlate with those of the Fund's portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.

      CASH ITEMS

      The "cash items" in which Micro Cap Value Fund may invest, as described under "Investment Objectives and Policies -- Micro Cap Value Fund," include short-term obligations such as commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of the Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which Micro Cap Value Fund may so invest include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.

      FIXED INCOME SECURITIES

      The fixed income securities in which Micro Cap Value Fund may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "-- Cash Items." Investments in nonconvertible preferred stocks and nonconvertible corporate debt obligations will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories. In addition, Micro Cap Value Fund may invest up to 5% of its net assets in less than investment grade convertible debt obligations.

      The fixed income securities specified above are subject to interest rate risk, credit risk, and call or prepayment risk. The nature of these risks is discussed above under "Investment Objectives and Policies -- Risks to Consider -- Tax Free Funds."

      FOREIGN SECURITIES

      GENERAL. As described under "Investment Objective and Policies -- Micro Cap Value Fund," Micro Cap Value Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

      Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

      In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

      AMERICAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

      Certain American Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

      PORTFOLIO TRANSACTIONS

      Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

      PORTFOLIO TURNOVER

      Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

      INVESTMENT RESTRICTIONS

      The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

      * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

      * None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

      *     None of the Funds will make short sales of securities.

      * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

      * Neither of the Tax Free Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads; (xi) airport facilities; and (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

      A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

      As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations. Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


      INFORMATION CONCERNING COMPENSATION PAID TO FIRST TRUST NATIONAL ASSOCIATION AND ITS AFFILIATES


      First Trust National Association ("First Trust") may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") which invest in the Funds. This section sets forth information concerning compensation that First Trust and its affiliates may receive from the Funds.

      First Trust, as custodian for the assets of the Funds, receives the custodian fees specified herein under the caption "Management -- Custodian."

      First Bank National Association, which is under common control with First Trust, acts as investment adviser to the Funds and receives the advisory fees specified herein under the caption "Management -- Investment Adviser."

      First Trust and its affiliates may receive shareholder servicing fees in the amounts specified herein under the caption "Distributor." First Trust also may act as securities lending agent in connection with the Funds' securities lending transactions and receive as compensation for such services, fees equal to 40% of the Funds' income from such securities lending transactions.




FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456


INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402


CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101


DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456


ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
Oaks, Pennsylvania 19456


TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105


INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402


COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402


FAIF-1502(1/97)I




                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 5, 1997

                        OREGON INTERMEDIATE TAX FREE FUND
                      CALIFORNIA INTERMEDIATE TAX FREE FUND
                              MICRO CAP VALUE FUND

         This Statement of Additional Information relates to the Class A Shares of California Intermediate Tax Free Fund and Micro Cap Value Fund, the Class B Shares of Micro Cap Value Fund, and the Class C Shares of each of the funds named above (the "Funds"), each of which is a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated August 5, 1997. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of a Prospectus, write or call the Funds' distributor SEI Investments Distribution Co., Oaks, Pennsylvania 19456, telephone: (800) 637-2548. Please retain this Statement of Additional Information for future reference.


                 TABLE OF CONTENTS

                                               PAGE

GENERAL INFORMATION..........................    2

ADDITIONAL INFORMATION CONCERNING
 FUND INVESTMENTS............................    3
   Short-Term Investments....................    3
   Repurchase Agreements.....................    3
   When-Issued and Delayed-Delivery
      Transactions...........................    3
   Lending of Portfolio Securities...........    4
   Options Transactions......................    4
   Debt Obligations Rated Less Than
      Investment Grade.......................    5
   Special Factors Affecting Oregon
      Intermediate Tax Free Fund.............    6
   Special Factors Affecting California
      Intermediate Tax Free Fund.............    9
   CFTC Information..........................   14

INVESTMENT RESTRICTIONS......................   14

DIRECTORS AND EXECUTIVE OFFICERS.............   17
   Directors.................................   17
   Executive Officers........................   17
   Compensation..............................   19


INVESTMENT ADVISORY AND OTHER
  SERVICES...................................   20
   Investment Advisory Agreement.............   20
   Administration Agreement..................   20
   Distributor and Distribution Plans........   20
   Custodian; Transfer Agent; Counsel;
      Accountants............................   22

PORTFOLIO TRANSACTIONS AND ALLOCATION
   OF BROKERAGE..............................   22

CAPITAL STOCK................................   24

NET ASSET VALUE AND PUBLIC OFFERI
   PRICE.....................................   24

FUND PERFORMANCE.............................   24
   SEC Standardized Performance Figures......   24
   Non-Standard Distribution Rates...........   25
   Certain Performance Comparisons...........   26

TAXATION.....................................   26

RATINGS......................................   29



                               GENERAL INFORMATION

         First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

         FAIF is organized as a series fund and currently issues its shares in 23 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information relates are named on the cover hereof. These series are referred to in this Statement of Additional Information as the "Funds." Oregon Intermediate Tax Free Fund and California Intermediate Tax Free Fund are referred to as the "Tax Free Funds."

         Shareholders may purchase shares of Oregon Intermediate Tax Free Fund through Class C Shares, of California Intermediate Tax Free Fund through Class A and Class C Shares, and of Micro Cap Value Fund through Class A, Class B, and Class C Shares. The different classes provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A and Class B Shares of the Funds. Except for differences among the classes pertaining to distribution costs and shareholder servicing fees, each share of each Fund represents an equal proportionate interest in that Fund. Class A and Class B Shares sometimes are referred to together as the "Retail Class Shares," and Class C Shares sometimes are referred to as the "Institutional Class Shares."

         FAIF has prepared and will provide a Prospectus relating to the Retail Class Shares and a Prospectus relating to the Institutional Class Shares of the Funds. These Prospectuses can be obtained by calling or writing SEI Investments Distribution Co. at the address and telephone number set forth on the cover of this Statement of Additional Information. This Statement of Additional Information relates both to the Retail Class Prospectus and to the Institutional Class Prospectus for the Funds. It should be read in conjunction with the applicable Prospectus. Separate prospectuses and statements of additional information relate to the other funds offered by FAIF.

         The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.


               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The investment objectives, policies and restrictions of the Funds are set forth in their respective Prospectuses. Additional information concerning the investments which may be made by the Funds is set forth under this caption. Additional information concerning the Funds' investment restrictions is set forth below under the caption "Investment Restrictions."

SHORT-TERM INVESTMENTS

         The Funds can invest in a variety of short-term instruments which are specified, with respect to the respective Funds, in their Prospectuses. Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Adviser to the extent permitted by Securities and Exchange Commission exemptive order relief obtained by them. A brief description of certain kinds of short-term instruments follows:

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectuses, the Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings" herein.

         BANKERS ACCEPTANCES. Bankers acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser or Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

REPURCHASE AGREEMENTS

         The Funds may invest in repurchase agreements to the extent specified in their Prospectuses. The Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

         When a Fund agrees to purchase securities on a when-issued or delayed-delivery basis, the Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside securities to satisfy the purchase commitment, and in that case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued or delayed-delivery securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitments to purchase when-issued or delayed-delivery securities will not exceed 25% of the value of its assets.

LENDING OF PORTFOLIO SECURITIES

         When a Fund lends portfolio securities, it must receive 100% collateral as described in the Prospectuses. This collateral must be valued daily by the Adviser and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination by the lending Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         First Trust National Association, the Funds' custodian and an affiliate of their Adviser, may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in a Securities and Exchange Commission exemptive order permitting First Trust to provide such services and receive such compensation.

OPTIONS TRANSACTIONS

         OPTIONS ON SECURITIES. To the extent specified in the Prospectuses, Funds may purchase put and call options on securities and may write covered call options on securities which they own or have the right to acquire. A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If a Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         OPTIONS ON STOCK INDICES. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

         OPTIONS ON INTEREST RATE INDICES. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on price movements in the interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE

         As described in the Prospectuses, the "equity securities" in which Micro Cap Value Fund may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated as low as CCC by Standard & Poor's or Caa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." The limitations on investments by this Fund in less than investment grade convertible debt obligations are set forth in the applicable Prospectuses.

         Purchases of less than investment grade corporate debt obligations generally involve greater risks than purchases of higher rated obligations. Less than investment grade debt obligations are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of such obligations may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

         Yields on less than investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of less than investment grade debt obligations.

         In addition, the secondary trading market for less than investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for Micro Cap Value Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of less than investment grade obligations, especially in a thin secondary trading market.

         Certain risks also are associated with the use of credit ratings as a method for evaluating less than investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of Micro Cap Value Fund's use of less than investment grade convertible debt obligations may be more dependent on the Adviser's own credit analysis than is the case with investment grade obligations.]

SPECIAL FACTORS AFFECTING OREGON INTERMEDIATE TAX FREE FUND

         As described in the Prospectuses, except during temporary defensive periods, Oregon Intermediate Tax Free Fund will invest most of its total assets in Oregon municipal obligations. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Oregon municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Oregon. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Oregon. It should be noted that the creditworthiness of obligations issued by local Oregon issuers may be unrelated to the creditworthiness of obligations issued by the State of Oregon, and that there is no obligation on the part of Oregon to make payment on such local obligations in the event of default.

         GENERAL ECONOMIC CONDITIONS. Similar to the nation as a whole, economic growth in Oregon is likely to be restricted to its long-term trend rate by near capacity labor markets and rising costs. Oregon's jobless rate is unlikely to fall below its current 5.0% for any sustained period. The labor force is expected to increase sufficiently to keep Oregon's employment growth well above the national average but not enough to match the job growth rates of the 1994 to 1996 period. Overall, manufacturing employment is forecast to increase 3.3% in 1997 after averaging 3.0% growth for the 1994-1996 period. Construction employment, which increased 13.9% from 1995 to 1996, is expected to slow to growth of 3.6% in 1997, though it is likely to remain at a high level of activity. The state's service-producing sectors are expected to continue growing but they too are likely to be constrained by labor availability. The state's tight labor markets and expanding high technology industries should continue to push Oregon's wages and per capita income up toward the national average.

         The rest of the state will benefit from a generally healthy agriculture section (with the exception of the cattle industry), a stabilizing timber harvest and increasing cost advantages relative to the Willamette Valley and Portland metropolitan area. The statewide timber harvest is expected to be 4.3 billion board feet in 1997, a slight increase from 4.2 million board feet in 1996. In the agricultural industry, cash commodities include farm forest products, cattle and calves, nursery crops, dairy, wheat, potatoes, alfalfa hay, and perennial rye grass seed.

         Non-farm employment is expected to grow 3.5% in 1997, a decrease from the 4.0% pace recorded in 1996, yet higher than the 1997 national rate of 2.2% job growth. Job growth is expected to slow further to 2.3% in 1998 as the high technology manufacturing sector winds down and a shortage of available labor limits net job creation. Oregon's unemployment rate as of April 1997 was 5.6% while the U.S. unemployment rate was 4.9%.

         BUDGETARY PROCESS. The Oregon budget is approved on a biennial basis by separate appropriation measures. A biennium begins July 1 and ends June 30 of odd-numbered years. Measures are passed for the approaching biennium during each regular Legislative session, held beginning in January of odd-numbered years.

         Because the Oregon Legislative Assembly meets in regular session for approximately six months of each biennium, provision is made for interim funding through the Legislative Emergency Board. The Emergency Board is authorized to make allocations of General Fund monies to State agencies from the State Emergency Fund. The Emergency Board may also authorize increases in expenditure limitations from Other or Federal Funds (dedicated or continuously appropriated funds), and may take other actions to meet emergency needs when the Legislative Assembly is not in session. The most significant feature of the budgeting process in Oregon is the constitutional requirement that the budget be in balance at the end of each biennium. Because of this provision, Oregon may not budget a deficit and is required to alleviate any revenue shortfalls within each biennium.

         REVENUE AND EXPENDITURES. The Oregon Biennial budget is a two-year fiscal plan balancing proposed spending against expected revenues. The total budget consists of three segments distinguished by source of revenues: program supported by General Fund revenues; programs supported by Other Funds (dedicated fund) revenues, including lottery funds; and, Federal Funds. In its 1995 Regular Session, the Oregon Legislative Assembly approved General Fund appropriations totaling $7,372.6 million for the 1995-1997 biennium. This was a 15.2% increase compared to estimated 1993-1995 expenditures.

         General Fund revenue totaled $6,536.1 million for the 1993-1995 biennium. Revenue exceeded the May estimate by $16.7 million in the 1993 Close of Session (COS) estimate by $330.6 million or 5.3%. Expenditures were $6,410.1 million for the biennium.

         The May 1997 forecast for the 1995-97 General Fund revenue is $7,543.9 million, a 15.4% increase from the 1993-95 biennium. The 1995-97 estimate is also an increase of $82.9 million from the March 1997 estimate and $582.4 million or 8.4% from the 1995 Close of Legislative Session (COS) forecast. The beginning balance is estimated to be $496.3 million, leaving total General Fund resources available for the 1995-97 biennium of $8,040.3 million. The General Fund resources estimate is $595.5 million higher than the COS estimate.

         General Fund revenue is projected to be $8,184.6 million for the 1997-99 biennium. The beginning balance is estimated to be $681.6 million for a total General Fund resource estimate of $8,866.2 million. The May 1997-99 General Fund revenue estimate is $17.5 million higher than the March 1997 forecast. The overall General Fund resource projection is $98.9 million more than the March forecast.

         The State is involved in certain legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may impair future revenue sources. Because of the prospective nature of these legal proceedings, no provision for these potential liabilities has been recorded in the publicly disclosed financial statements. Additionally, 1,229 notices of tort claims have been filed against the State. Of those claims, 544 also have been filed as court actions, and are pending against the State. These cases are pending in State courts and are subject to the liability limitations stated in the Tort Claims Act of $500,000 per occurrence, $200,000 per individual for physical injuries, and $50,000 per occurrence for property damage. The likelihood of an unfavorable outcome in these cases ranges from probable to remote, but it is certain that these cases do not involve real exposure of $25 million in the aggregate.

         In the November 1994 general election, Oregonians approved a ballot measure, introduced through the initiative process, that will have, or may have, a material financial impact on the State. "Measure 11" amends Oregon statutes to require mandated minimum sentences for certain felonies, effective April 1, 1995. "Measure 11" creates a need for an estimated 6,085 new prison beds by the year 2001 and calls for State correction facility construction costs of approximately $462 million in the next five years. The State also estimates increases in State expenditures for correctional operations, beginning with an increase of $3.2 million in fiscal year 1996, with accelerating costs that should peak at an annual increase of up to $101.6 million by fiscal year 2001. Because these demands will be made by on the State General Fund, they will reduce amounts that otherwise would be available in the future for the Oregon Legislative Assembly to appropriate for other purposes.

         In November of 1996, voters approved Ballot Measure 47, the property tax cut and cap. It will reduce revenues to schools, cities and counties by as much as $1 billion and put pressure on the General Fund to make up some or all of the difference.

         Ballot Measure 50, passed by Oregon voters in May of 1997, cuts taxes by $870 million during two years. However, it provides breaks for Portland's police and firefighter pensions, hospital districts and communities that passed tax levies last year in elections with at least a 50% turnout. Generally, tax bills in the fall of 1997 will be about 10% lower than in 1996 or about 17% lower than if no tax limitation had been passed. The biggest reductions will be in areas where property tax values have been increasing the fastest. Measure 50 requires the Legislature to replace property taxes that schools lose. The measure rolls back assessed values, cuts tax levies and freezes tax rates. Values can grow by only 3% a year.

         DEBT ADMINISTRATION AND LIMITATION. Oregon statutes give the State Treasurer authority to review and approve the terms and conditions of sale for State agency bonds. The Governor, by statute, seeks the advice of the State Treasurer when recommending the total biennial bonding level for State programs. Agencies may not request that the Treasurer issue bonds or certificates of requirements for state agencies on proposed and outstanding debt. Statutes contain management and reporting requirements for state agencies on proposed and outstanding debt.

         A variety of general obligation and revenue bond programs have been approved in Oregon to finance public purpose programs and projects. General obligation bond authority requires voter approval or a constitutional amendment, while revenue bonds may be issued under statutory authority. However, under the Oregon Constitution the state may issue up to $50,000 of general obligation debt without specific voter approval. The State Legislative Assembly has the right to place limits on general obligation bond programs which are more restrictive than those approved by the voters. General obligation authorizations are normally expressed as a percentage of statewide True Cash Value (TCV) of taxable property. Revenue bonds usually are limited by the Legislative Assembly to a specific dollar amount.

         The State's constitution authorizes the issuance of general obligation bonds for financing community colleges, highway construction, and pollution control facilities. Higher education institutions and activities and community colleges are financed through an appropriation from the General Fund. Facilities acquired under the pollution control program are required to conservatively appear to be at least 70% self-supporting and self-liquidating from revenues, gifts, federal government grants, user charges, assessments, and other fees.

         Additionally, the State's constitution authorizes the issuance of general obligation bonds to make farm and home loans to veterans, provide loans for state residents to construct water development projects, provide credit for multi-family housing for elderly and disabled persons, and for small scale local energy projects. These bonds are self-supporting and are accounted for as enterprise funds. Certain provisions of the Water Resources general obligation bond indenture conflict with State statutes. Upon the advice of the Attorney General, the method of handling investment interest is in compliance with the statutes rather than the bond indenture. Currently there is litigation pending against the State concerning this treatment of the investment interest.

         The State's constitution further authorizes the issuance of general obligation bonds for financing higher education building projects, facilities, institutions, and activities. For the year ending June 30, 1996, the total balance of general obligation bonds was $3.7 billion. The debt service requirements for general obligation bonds, including interest of approximately $2.75 billion, as of September 1, 1996, was $6.4 billion.

         In addition to general obligation and direct revenue bonds, the State of Oregon issues industrial development revenue bonds ("IDBs"), Oregon Mass Transportation Financing Authority revenue bonds and Health, Housing, Educational and Cultural Facilities Authority ("HHECFA") revenue bonds. The IDBs are issued to finance the expansion, enhancement or relocation of private industry in the State. Before such bonds are issued, the project application must be reviewed and approved by both the Oregon State Treasury and the Oregon Economic Development Commission. Strict guidelines for eligibility have been developed to ensure that the program meets a clearly defined development objective. IDBs issued by the State are secured solely by payments from the private company and there is no obligation, either actual or implied, to provide state funds to secure the bonds. The Oregon Mass Transportation Financing Authority ("OMTFA") reviews financing requests from local mass transit districts and may authorize issuance of revenue bonds to finance eligible projects. The State has no financial obligation for these bonds, which are secured solely by payments from local transit districts.

         The State is statutorily authorized to enter into financing agreements through the issuance of certificates of participation. Certificates of participation have been used for the acquisition of computer systems by the Department of Transportation, Department of Administrative Services, and the Department of Higher Education. Also, certificates of participation have been used for the acquisition or construction of buildings by the Department of Administrative Services, Department of Fish and Wildlife, Department of Corrections, State Police, and Department of Higher Education. Further, certificates of participation were used in the acquisition of telecommunication systems by the Department of Administrative Services and the Adult & Family Services Division. For the year ending June 30, 1996, the certificates of participation debt totaled $443.4 million. The debt service requirements for certificates of participation for 1995-1997 is estimated at $70.1 million.

         HHECFA is a public corporation created in 1989, and modified in 1991, to assist with the assembling and financing of lands for health care, housing, educational and cultural uses and for the construction and financing of facilities for such uses. The Authority reviews proposed projects and makes recommendations to the State Treasurer as to the issuance of bonds to finance proposed projects. The State has no financial obligation for these bonds, which are secured solely by payments from the entities for which the projects were financed.

         The Treasurer on behalf of the State may also issue federally taxable bonds in those situations where securing a federal tax exemption is unlikely or undesirable; regulate "current" as well as "advance" refunding bonds; enter into financing agreements, including lease purchase agreements, installment sales agreements and loan agreements to finance real or personal property and approve certificates of participation with respect to the financing agreements. Amounts payable by the State under a financing agreement are limited to funds appropriated or otherwise made available by the Legislative Assembly for such payment. The principal amount of such financing agreements are treated as bonds subject to maximum annual bonding levels established by the Legislative Assembly under Oregon statute.

         Each of Fitch Investors Service, Moody's Investors Service and Standard & Poor's Ratings Group has assigned their municipal bond ratings of "AA," "Aa," and "AA" respectively.

SPECIAL FACTORS AFFECTING CALIFORNIA INTERMEDIATE TAX FREE FUND

         As described in the Prospectuses, except during temporary defensive periods, California Intermediate Tax Free Fund will invest most of its total assets in California municipal obligations. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of California municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in California. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in California. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default.

         GENERAL ECONOMIC CONDITIONS. California's economy is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in agriculture, manufacturing, high-technology, trade, entertainment, tourism, construction and services. Total State gross domestic product of $1 trillion in 1997 will be larger than all but seven nations in the world and California will become the first state to produce over one trillion dollars worth of goods and services in a single year.

         After suffering through a severe recession, California's economy has been on a steady recovery since the start of 1994. In 1996, California had eight consecutive months of record high employment levels. Employment grew over 330,000 non-farm jobs in 1996, and is expected to add another 330,000 jobs in 1997. During the first quarter of 1997, California's economy already created more than 100,000 new jobs. The strongest growth has been in high technology and export-related industries, including computer software, business services, electronics, entertainment and tourism, all of which have offset the recession-related losses which were heaviest in aerospace and defense-related industries (which accounted for two-thirds of the job losses), and finance and insurance. Residential housing construction, with new permits issued at an annual rate of over 120,000 units as of February 1997, a 38% increase from the previous year, shows the state's economic growth.

         The State's July 1, 1994 population of 32.1 million represented over 12% of the total United States population. California's population is concentrated in metropolitan areas. As of July 1, 1994, the 5-county Los Angeles area accounted for 48% of the State's population, with 15.6 million residents, and the 10-county San Francisco Bay Area represented 21% with a population of
6.7 million. The June 1996 population projection forecasts 33.9 million California residents in July 1998.

         California enjoys a large and diverse labor force. For the year 1996, the total civilian labor force was 15,496,000 with 14,372,000 individuals employed and 1,124,000, or 7.3%, unemployed. In comparison, the unemployment rate for the United States during the same time was 5.4%. As of March 1997, the state's unemployment rate fell to 6.5%.

         BUDGETARY PROCESS. The State's fiscal year begins on July 1 and ends on June 30. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

         Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except K-14 education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations only require a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution. Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

         REVENUES AND EXPENDITURES. The moneys of the State are segregated into the General Fund and approximately 600 Special Funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

         Moneys on deposit in the State's Centralized Treasury System are invested by the Treasurer in the Pooled Money Investment Account ("PMIA"). As of January 31, 1996, the PMIA held approximately $17.31 billion of State moneys, and $10.60 billion of moneys invested for 2,366 local governmental entities through the Local Agency Investment Fund ("LAIF"). The total assets of the PMIA as of January 31, 1996 were $27,912,100,000. The Treasurer does not invest in leveraged products or inverse floating rate securities. The investment policy permits the use of reverse repurchase agreements subject to limits of no more than 10% of PMIA. All reverse repurchase agreements are cash matched either to the maturity of the reinvestment or an adequately positive cash flow date which is approximate to the maturity date. The average life of the investment portfolio of the PMIA as of January 31, 1996 was 233 days.

         SPECIAL FUND FOR ECONOMIC UNCERTAINTIES. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. For budgeting and accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the State Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes. Inter-fund borrowing has been used for many years to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30, 1995, the General Fund did not have any outstanding loans from Special Funds (but did have $4 billion of external loans represented by the 1994 Revenue Anticipation Warrant, Series C and D which matured on April 25, 1996). As of June 30, 1996, the General Fund Reserve for Economic Uncertainties was $234.6 million.

         PROPOSITION 13. The primary units of local government in California are the counties. Counties are responsible for the provision of many basic services, including indigent health care, welfare, courts, jails and public safety in unincorporated areas. There are also about 480 unincorporated cities, and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. A recent California Supreme Court decision has upheld the constitutionality of an initiative statute, previously held invalid by lower courts, which requires voter approval for "general" as well as "special" taxes at the local level. Counties, in particular, have had fewer options to raise revenues than many other local government entities, yet have been required to maintain many services.

         In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected.

         STATE APPROPRIATIONS LIMIT. The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds. Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

         Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

         ORANGE COUNTY, CA. On December 6, 1994, Orange County, together with its pooled investment funds (the "Pools") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Pools had suffered significant market losses in their investments, causing a liquidity crisis for the Pools and Orange County. More than 200 other public entities, most of which, but not all, are located in Orange County, were also depositors in the Pools. Orange County has reported the Pools' loss at about $1.69 billion, or about 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited moneys in the Pools, including Orange County, faced interim and/or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. Orange County has embarked on a fiscal recovery plan based on sharp reductions in services and personnel, and rescheduling of outstanding short term debt using certain new revenues transferred to Orange County from other local governments pursuant to special legislation enacted in October, 1995. The State has no existing obligation with respect to any outstanding obligations or securities of Orange County or any of the other participating entities.

         LITIGATION GENERALLY. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In the consolidated state case of Malibu Video Systems, et al. v. Kathleen Brown and Abramovitz, et al., a stipulated judgment has been entered requiring return of $119 million plus interest to specified special funds over a period of up to five years beginning in fiscal year 1996-1997. The lawsuit challenges the transfer of monies from special fund accounts within the State Treasury to the State's General Fund pursuant to the Budget Acts of 1991, 1992, 1993, and 1994. Plaintiffs allege that the monetary transfers violated various statutes and provisions of the State Constitution.

         FISCAL YEAR 1996-1997. On January 10, 1996, the Governor released his proposed budget for the fiscal year 1996-97. The Governor requested total General Fund appropriations of about $45.2 billion, based on projected revenues and transfers of about $45.6 billion, which would leave a budget reserve in the SFEU at June 30, 1997 of about $400 million. The Governor renewed a proposal, which had been rejected by the Legislature in 1995, for a 15% phased cut in individual and corporate tax rates over three years (the budget proposal assumes this will be enacted, reducing revenues in 1996-97 by about $600 million). There was also a proposal to restructure trial court funding in a way which would result in a $300 million decrease in General Fund revenues. The Governor requested legislation to make permanent a moratorium on cost of living increases for welfare payments, and suspension of a renters tax credit, which otherwise would go back into effect in the 1996-97 fiscal year. The Governor further proposed additional cuts in certain health and welfare programs, and assumed that cuts previously approved by the Legislature will receive federal approval. Other proposals included an increase in funding for K-12 schools under Proposition 98, for state higher education systems (with a second year of no student fee increases), and for corrections. The Governor's Budget projected external cash flow borrowing of up to $3.2 billion, to mature by June 30, 1997. Revised estimates were published in the Governor's Budget Summary for fiscal year 1997-98. These estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

         Preliminary General Fund revenues and transfers for fiscal year 1996-97 are $48.4 billion, a 4.56% increase from the prior year. Expenditures are estimated at $48.4 billion, a 6.6% increase. The Governor's Budget Summary for fiscal year 1997-98 projects a positive balance of $197 million in the budget reserve, the SFEU, at June 30, 1997. Special Fund revenues are estimated at $13.54 billion and appropriated Special Fund expenditures at $13.59 billion. As of June 30, 1996, the General Fund balance was $685.4 million. The estimate for June 30, 1997 is $648 million.

         Overall, General Fund revenues and transfers represent about 78% of total revenues. The remaining 22% are special funds, dedicated to specific programs. The three largest revenue sources (personal income, sales, and bank and corporation) account for about 73% of total revenues.

         Several important tax changes were enacted in 1996. The bank and corporation tax was reduced by 5%, and a number of targeted business tax incentives were put into place.

         1997-98 FISCAL YEAR. The Governor's proposed budget for fiscal year 1997-98 keeps General Fund spending below revenues. The budget provides for General Fund revenues and transfers of $50.7 billion, a 4.65% increase from 1996-97, and expenditures of $50.3 billion, a 4% increase. The budget provides for a General Fund Reserve for Economic Uncertainties of $553 million. The balance in the General Fund at the end of fiscal year 1998 is forecast at $1,004 million. Special Fund revenues are estimated to be $14 billion and appropriated Special Fund expenditures are projected at $14.3 billion.

         K-12 education remains the state's top funding priority -- nearly 42 cents of every General Fund dollar is spent on K-12 education. Education, public safety, and health and welfare expenditures constitute nearly 93% of all state General Fund expenditures. General Fund expenditures for 1997-98 are proposed in the following amounts and programs: $20.9 billion or 41.6% for K-12 education, $14.6 billion or 28.9% for health and welfare, $6.5 billion or 12.9% for higher education, and $4.3 billion, or 8.5% for youth and correctional programs. The remaining expenditures are in areas such as business, transportation, housing, and environmental protection.

The following are principal features of the Governor's 1997-98 budget proposal:

         For fiscal year 1997-98, the Governor's budget proposes a further 10% reduction in the bank and corporation tax rate phased in over a two-year period beginning with the 1998 tax year. This would implement the balance of the Governor's proposal last year for a 15% bank and corporation tax reduction. In addition, the Governor's Budget proposes that the State conform with recent federal changes in the allowable number of Subchapter S shareholders. Combined, these tax reduction proposals are estimated to reduce taxes by $93 million during 1997-98, and $336 million during 1998-1999.

         The Governor has proposed a $200 million bond to capitalize an Infrastructure Bank to help finance infrastructure projects related to business development. The budget also proposes $939,000 to create three new offices -- two in Asia and one in South America -- to provide California companies with representation and assistance in these emerging markets.

         Building on the 1996 class-size reduction initiative, the Budget proposes $304 million to reduce class size in an additional grade, and funding is provided to meet facilities-related costs of class size reduction in 1996-97. An additional $57 million is proposed for improved reading instruction in grades four through eight.


         The Budget includes the second year of the Citizens' Option for Public Safety Program, through which $100 million will be provided to local governments to increase frontline law enforcement.

         The Budget provides a $35 million Infant Health Protection Initiative, designed to protect children from abuse or neglect from substance-abusing parents. The budget also provides $15.3 million to increase immunizations for low-income children.

         DEBT ADMINISTRATION AND LIMITATION. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State Constitution prohibits the creation of indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. The State had $17,913,271,000 aggregate principal amount of general obligation bonds outstanding, and $8,383,864,000 authorized and unissued, as of December 31, 1996. Outstanding lease revenue bonds totaled $5.845 billion as of June 30, 1996, and are estimated to total $6.398 billion as of June 30, 1997.

         From July 1, 1995 to December 15, 1995, the State issued approximately $461 million in general obligation bonds and $44 million in revenue bonds. Refunding bonds, which are used to refinance existing debt, accounted for $81 million of the general obligation bonds and the entire $44 million of the revenue bonds. The Legislature placed two general obligation bond measures totaling $5 billion on the March, 1996 statewide ballot. Additional bond measures may be placed on the November 1996 ballot.

         General Fund general obligation debt service expenditures for fiscal year 1995-96 were $1.911 billion, and are estimated at $1.953 billion and $1.979 billion for fiscal years 1996-97 and 1997-98, respectively.

         The State's general obligation bonds have received ratings of "A1" by Moody's Investors Service, "A" by Standard & Poor's Ratings Group and "A+" by Fitch Investors Service, Inc.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in any commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.


                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Fund Investments" above, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 10 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         None of the Funds will:

     1. Except for Oregon Intermediate Tax Free Fund and California Intermediate Tax Free Fund (collectively, the "Tax Free Funds"), invest in any securities if, as a result, 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in any one industry. Neither of the Tax Free Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads; (xi) airport facilities; and
          (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

     2. Issue any senior securities (as defined in the 1940 Act), other than as set forth in restriction number 3 below and except to the extent that using options or purchasing securities on a when-issued basis may be deemed to constitute issuing a senior security.

     3. Borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. (As a non-fundamental policy, no Fund will make additional investments while its borrowings exceed 5% of total assets.)

     4. Mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

     5.   Make short sales of securities.

     6. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

     7. Purchase or sell physical commodities (including, by way of example and not by way of limitation, grains, oilseeds, livestock, meat, food, fiber, metals, petroleum, petroleum-based products or natural gas) or futures or options contracts with respect to physical commodities. This restriction shall not restrict any Fund from purchasing or selling any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices) or any security which is collateralized or otherwise backed by physical commodities.

     8. Purchase or sell real estate or real estate mortgage loans, except that the Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in or hold real estate or interests therein, and except that Micro Cap Value Fund may invest in mortgage-backed securities.

     9. Act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed to be an underwriter, under Federal securities laws, in connection with the disposition of portfolio securities.

     10. Lend any of their assets, except portfolio securities representing up to one-third of the value of their total assets.

         The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without shareholder vote. None of the Funds will:

     11. Invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.

     12. Invest in any securities, if as a result more than 5% of the value of its total assets is invested in the securities of any issuers which, with their predecessors, have a record of less than three years continuous operation. (Securities of any of such issuers will not be deemed to fall within this limitation if they are guraranteed by an entity which has been in continuous operation for more than three years.)

     13.  Invest for the purpose of exercising control or management.

     14. Purchase or sell real estate limited partnership interests, or oil, gas or other mineral leases, rights or royalty contracts, except that the Funds may purchase or sell securities of companies which invest in or hold the foregoing.

     15. Purchase securities of any other registered investment company (as defined in the 1940 Act), except, subject to 1940 Act limitations, (a) the Tax Free Funds may purchase shares of open-end investment companies investing primarily in municipal obligations with remaining maturities of 13 months or less; (b) Micro Cap Value Fund may, as part of its investment in cash items, invest in securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less; and (c) all Funds may purchase securities as part of a merger, consolidation, reorganization or acquisition of assets.

     16. Invest in foreign securities, except that Micro Cap Value Fund may invest may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

     17. Invest in warrants; provided, that Micro Cap Value Fund may invest in warrants in an amount not exceeding 5% of the Fund's net assets. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.


                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAIF are identified with an asterisk.

DIRECTORS

         Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAIF since September 1994 and of First American Funds, Inc. ("FAF") since December 1994 and of First American Strategy Funds, Inc. ("FASF") since June 1996; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office). Age: 54.

         Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997; Chairman of Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 49.

         Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAIF and FAF since November 1993 and of FASF since June 1996; President and owner of Executive Management Consulting, Inc., a management consulting firm; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age: 55.

         * Robert L. Spies, 4715 Twin Lakes Avenue, Brooklyn Center, Minnesota 55429: Director of FAIF, FAF and FASF since January 31, 1997; employed by First Bank System, Inc. and subsidiaries from 1957 to January 31, 1997, most recently as Vice President, First Bank National Association. Since his retirement from First Bank National Association, Mr. Spies has continued to provide consulting services to the Bank. Age: 62.

         Joseph D. Strauss, 8617 Edenbrook Crossing, # 443, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991 and of FASF since June 1996; Chairman of FAF's and FAIF's Boards since 1993 and of FASF's Board since 1996; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; attorney-at-law. Age: 56.

         Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Director of FAIF since August 1987 and of FAF since April 1991 and of FASF since June 1996; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age: 52.

         Gae B. Veit, P.O. Box 6, Loretto, Minnesota 55357: Director of FAIF and FAF since December 1993 and of FASF since June 1996; owner and CEO of Shingobee Builders, Inc., a general contractor. Age: 53.

EXECUTIVE OFFICERS

         David Lee, SEI Investments Company, Oaks, Pennsylvania 19456: President of FAIF and FAF since April 1994 and of FASF since June 1996; Senior Vice President and Assistant Secretary of FAF and FAIF beginning June 1, 1993; Senior Vice President of SEI Financial Services Company (the "Distributor") since 1991; President, GW Sierra Trust Funds prior to 1991. Age: 44.

         Carmen V. Romeo, SEI Investments Company, Oaks, Pennsylvania 19456:
Treasurer and Assistant Secretary of FAIF and FAF since November 1992 and of FASF since June 1996; Director, Executive Vice President, Chief Financial Officer and Treasurer of SEI Corporation ("SEI"), SEI Financial Management Corporation (the "Administrator") and the Distributor since 1981. Age: 52.

         Kevin P. Robins, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since April 1994 and of FASF since June 1996; Vice President, Assistant Secretary and General Counsel of the Administrator and the Distributor. Age: 36.

         Kathryn Stanton, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since April 1994 and of FASF since June 1996; Vice President and Assistant Secretary of the Administrator and the Distributor since April 1994; Associate, Morgan, Lewis & Bockius, from 1989 to 1994. Age: 37.

         Sandra K. Orlow, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since 1992 and of FASF since June 1996; Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983. Age: 40.

         Marc Cahn, SEI Investments Company, Oaks, Pennsylvania 19456: Vice President and Assistant Secretary of FAIF. FAF and FASF since June 1996; Vice President and Assistant Secretary of the Administrator and Distributor since May 1996; Associate General Counsel, Barclays Bank PLC, from 1994 to 1996; ERISA Counsel, First Fidelity Bancorporation, prior to 1994. Age: 39.

         Barbara A. Nugent, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF, FAF and FASF since June 1996; Vice President and Assistant Secretary of the Administrator and Distributor since April 1996; Associate, Drinker, Biddle & Reath, from 1994 to 1996; Assistant Vice President/Administration (1992 to 1993) and Operations (1988 to
1992), Delaware Service Company, Inc. Age: 39.

         Stephen G. Meyer, SEI Investments Company, Oaks, Pennsylvania 19456:
Controller of FAIF and FAF since March 1995 and of FASF since June 1996; Director of Internal Audit and Risk Management of SEI from 1992 to 1995; Senior Associate, Coopers & Lybrand, from 1990 to 1992. Age: 31.

         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402: Secretary of FAIF since April 1991 and of FAF since 1981 and of FASF since June 1996; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF and FAF. Age: 52.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF and FASF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds a fee of $15,000 per year ($22,500 in the case of the Chair) plus $2,500 ($3,750 in the case of the Chair) per meeting of the Board attended and $800 per committee meeting attended ($1,600 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, secretary of FAIF, FAF and FASF, is a partner. The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF and FASF collectively (column 5) during the fiscal year ended September 30, 1996. No executive officer or affiliated person of FAIF had aggregate compensation from FAIF in excess of $60,000 during such fiscal year:

                (1)                   (2)                  (3)                   (4)                  (5)
                                                                                              Total Compensation
                                   Aggregate      Pension or Retirement       Estimated       From Registrant and
              Name of            Compensation      Benefits Accrued as     Annual Benefits       Fund Complex
         Person, Position       From Registrant   Part of Fund Expenses    Upon Retirement     Paid to Directors
         ----------------       ---------------   ---------------------    ---------------     -----------------
Robert J. Dayton, Director          $11,729                -0-                   -0-                $32,850

Andrew M. Hunter III, Director *        -0-                -0-                   -0-                    -0-

Leonard W. Kedrowski, Director      $12,176                -0-                   -0-                $34,150

Robert L. Spies, Director *             -0-                -0-                   -0-                    -0-

Joseph D. Strauss, Director         $20,082                -0-                   -0-                $56,375

Virginia L. Stringer, Director      $12,620                -0-                   -0-                $35,350

Gae B. Veit, Director               $12,466                -0-                   -0-                $34,950

------------------------

* Not a director during the fiscal year ended September 30, 1996.



                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

         First Bank National Association (the "Adviser"), 601 Second Avenue South, Minneapolis, Minnesota 55480, serves as the investment adviser and manager of the Funds through its First Asset Management group. The Adviser is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Adviser is a subsidiary of First Bank System, Inc. ("FBS"), 601 Second Avenue South, Minneapolis, Minnesota 55480, which is a regional, multi-state bank holding company headquartered in Minneapolis, Minnesota. FBS is comprised of 13 banks and several trust and nonbank subsidiaries, with 362 banking locations and 18 nonbank offices primarily in Minnesota, Colorado, Illinois, Iowa, Kansas, Montana, Nebraska, North Dakota, South Dakota, Wisconsin and Wyoming. Through its subsidiaries, FBS provides consumer banking, commercial lending, financing of import/export trade, foreign exchange and investment services as well as mortgage banking, trust, commercial and agricultural finance, data processing, leasing and brokerage services.

         Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement"), the Funds engage the Adviser to act as investment adviser for and to manage the investment of the assets of the Funds. Each Fund pays the Adviser monthly fees calculated on an annual basis equal to 0.70% of of its average daily net assets.

         In addition to the investment advisory fee, each Fund pays all its expenses that are not expressly assumed by the Adviser or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         The Funds had not commenced operations as of September 30, 1996, the end of FAIF's most recent fiscal year. They therefore paid no advisory fees to the Adviser during such year.

ADMINISTRATION AGREEMENT

         SEI Financial Management Corporation (the "Administrator") serves as administrator for the Funds pursuant to an Administration Agreement between it and the Funds. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' distributor. See "-- Distributor and Distribution Plans" below. Under the Administration Agreement, the Administrator provides administrative personnel and services to the Funds for a fee as described in the Funds' Prospectuses. These services include, among others, regulatory reporting, fund and portfolio accounting, shareholder reporting services, and compliance monitering services.

         The Funds had not commenced operations as of September 30, 1996, the end of FAIF's most recent fiscal year. They therefore paid no fees to the Administrator during such year.

DISTRIBUTOR AND DISTRIBUTION PLANS

         SEI Investments Distribution Co. (the "Distributor") serves as the distributor for the Class A, Class B and Class C Shares of the Funds. The Distributor is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' Administrator. See "-- Administration Agreement" above.

         The Distributor serves as distributor for the Class A and Class C Shares pursuant to a Distribution Agreement dated February 10, 1994 (the "Class A/Class C Distribution Agreement") between itself and the Funds, and as distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated August 1, 1994, as amended September 14, 1994 (the "Class B Distribution and Service Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The Distribution Agreements provide that shares of the Funds are distributed through the Distributor and, with respect to Class A and Class B Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         The Distributor receives no compensation for distribution of the Class C Shares. With respect to the Class A Shares, the Distributor receives all of the front-end sales charges paid upon purchase of the Funds' shares except for a portion (as disclosed in the Prospectuses) which may be re-allowed to Participating Institutions. The Class A Shares of each Fund also pay a shareholder servicing fee to the Distributor monthly at the annual rate of 0.25% of each Fund's Class A average daily net assets, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares of the kinds described in the Retail Class Prospectuses.

         The Class B Shares of Micro Cap Value Fund (the only Fund to offer Class B Shares) pay to the Distributor a sales support fee at an annual rate of 0.75% of the average daily net assets of the Class B Shares of such Fund, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to the Class B Shares. This fee is calculated and paid each month based on average daily net assets of Class B of each Fund for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares of a Fund of the kinds described in the Retail Class Prospectuses. Although Class B Shares are sold without a front-end sales charge, the Distributor pays a total of 4.25% of the amount invested (including a pre-paid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The servicing fee payable under the Class B Service Plan is prepaid as described above.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Plans of Distribution or in any agreement related to such Plans.

         FAIF has adopted Plans of Distribution with respect to the Class A and Class B Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Distributor to retain the sales charges paid upon purchase of Class A and Class B Shares. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. The Class B Plan authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B Shares, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Adviser, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A and Class B Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Adviser at any time.

         The Funds had not commenced operations as of September 30, 1996, the end of FAIF's most recent fiscal year. They therefore paid no distribution or shareholder servicing fees during such year.

CUSTODIAN; TRANSFER AGENT; COUNSEL; ACCOUNTANTS

         The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also owns the Adviser.

         The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash is held by the Custodian or, as described in the Prospectuses for International Fund, by a sub-custodian with respect to such Fund. The Custodian or such sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

         As compensation for its services to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.03% of such Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

         DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, is transfer agent and dividend disbursing agent for the shares of the Funds.

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is independent General Counsel for the Funds.

         KPMG Peat Marwick LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acts as the Funds' independent auditors, providing audit services including audits of the annual financial statements and assistance and consultation in connection with SEC filings.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Adviser or, in the case of International Fund, the Sub-Adviser. The Funds' policy is to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. The Adviser or Sub-Adviser may, however, select a broker or dealer to effect a particular transaction without communicating with all brokers or dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Adviser or Sub-Adviser to accept a particular price for a security because the price offered by the broker or dealer meets guidelines for profit, yield or both. Many of the portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis are made without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds deal with market makers unless it appears that better price and execution are available elsewhere.

         While the Adviser does not deem it practicable and in the Funds' best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given by the Adviser to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers. The Funds had not commenced operations as of September 30, 1996, the end of FAIF's most recent fiscal year. They therefore paid no commissions during such year.

         Subject to the policy of seeking favorable price and execution for the transaction size and risk involved, in selecting brokers and dealers other than the Distributor and determining commissions paid to them, the Adviser may consider ability to provide supplemental performance, statistical and other research information as well as computer hardware and software for research purpose for consideration, analysis and evaluation by the staff of the Adviser. In accordance with this policy, the Funds do not execute brokerage transactions solely on the basis of the lowest commission rate available for a particular transaction. Subject to the requirements of favorable price and efficient execution, placement of orders by securities firms for the purchase of shares of the Funds may be taken into account as a factor in the allocation of portfolio transactions.

         Research services that may be received by the Adviser would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. The research services may allow the Adviser to supplement its own investment research activities and enable the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with brokers and dealers who furnish research services, the Adviser would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. Research services furnished by brokers and dealers used by the Funds for portfolio transactions may be utilized by the Adviser in connection with investment services for other accounts and, likewise, research services provided by brokers and dealers used for transactions of other accounts may be utilized by the Adviser in performing services for the Funds. The Adviser determine the reasonableness of the commissions paid in relation to their view of the value of the brokerage and research services provided, considered in terms of the particular transactions and their overall responsibilities with respect to all accounts as to which they exercise investment discretion.

         The Adviser have not entered into any formal or informal agreements with any broker or dealer, and do not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Adviser, except as noted below. The Adviser may, from time to time, maintain an informal list of brokers and dealers that will be used as a general guide in the placement of Fund business in order to encourage certain brokers and dealers to provide the Adviser with research services, which the Adviser anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of brokers and dealers (discussed above) had been met, and, accordingly, substantial deviations from the list could occur. The Adviser would authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Adviser determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the Funds.

         The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Adviser or the Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Adviser are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Adviser to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.


                                  CAPITAL STOCK

         As of ________________, 1997, no shares of the Funds were outstanding.



                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The method for determining the public offering price of the shares of a Fund is summarized in the Retail Class Prospectus under the captions "Investing in the Funds" and "Determining the Price of Shares" and in the Institutional Class Prospectus under the caption "Purchases and Redemptions of Shares." The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, such Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.


                                FUND PERFORMANCE

SEC STANDARDIZED PERFORMANCE FIGURES

         YIELD FOR THE FUNDS. Yield for the Funds is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a Fund's shares at the end of the period. Such yield figures are determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

              Yield   =   2 [((a - b) / cd) + 1)6(sup) - 1]

              Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
                        c  =  average daily number of shares outstanding during
                              the period that were entitled to receive dividends
                        d  =  maximum offering price per share on the last day
                              of the period

         TAX EQUIVALENT YIELD FOR TAX FREE FUNDS. Tax equivalent yield is the yield that a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket. The tax equivalent yield for each Tax Free Fund is computed by dividing that portion of such Fund's yield (computed as described above) that is tax exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting number to that portion, if any, of such Fund's yield that is not tax exempt. These yields are based upon the maximum federal income tax rate of 39.6% and the combined maximum federal/state tax rates of 45.0% for Oregon and 45.2% for California.

         TOTAL RETURN. Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio. The Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the Securities and Exchange Commission.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

              P(1 + T)n(sup)  =   ERV

              Where:    P    =  a hypothetical initial payment of $1,000
                        T    =  average annual total return
                        n    =  number of years
                        ERV  =  ending redeemable value at the end of the period
                                of a hypothetical $1,000 payment made at the beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment (if applicable), and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

         CUMULATIVE TOTAL RETURN. Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

              CTR   =   ((ERV - P) / P ) 10

              Where:    CTR  =  cumulative total return
                        ERV  =  ending redeemable value at the end of, the
                                period of a hypothetical $1,000 payment made at
                                the beginning of such period; and
                        P    =  initial payment of $1,000

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment (if applicable), and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

NON-STANDARD DISTRIBUTION RATES

         HISTORICAL DISTRIBUTION RATES. The Funds' historical annualized distribution rates are computed by dividing the income dividends of a Fund for a stated period by the maximum offering price on the last day of such period.

         ANNUALIZED CURRENT DISTRIBUTION RATES. The Funds' annualized current distribution rates are computed by dividing a Fund's income dividends for a specified month (or three-month period, in the case of an equity Fund) by the number of days in that month (or three-month period, in the case of an equity
Fund) and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period.

         TAX EQUIVALENT DISTRIBUTION RATES. The tax equivalent distribution rate for the Tax Free Funds is computed by dividing that portion of such a Fund's annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt.

CERTAIN PERFORMANCE COMPARISONS

         The Funds may compare their performance to that of certain published or otherwise widely disseminated indices or averages compiled by third parties. The Funds, and the indices and averages to which they may compare their performance, are as follows, among others:

         OREGON INTERMEDIATE TAX FREE FUND may compare its performance to the LEHMAN 7-YEAR G.O. INDEX, which is an unmanaged index comprised of state and local general obligation issues with maturities between 6 and 8 years which were issued as part of a transaction of at least $50 million and which have a minimum credit rating of at least Baa. Oregon Intermediate Tax Free Fund also may compare its performance to the LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE, which is an average of funds which invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

         CALIFORNIA INTERMEDIATE TAX FREE FUND may compare its performance to the LEHMAN 7-YEAR G.O. INDEX and the LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE, each of which is described above.

         MICRO CAP VALUE FUND may compare its performance to the RUSSELL 2000 INDEX, which is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. Micro Cap Value Fund also may compare its performance to the LIPPER MICRO CAP AVERAGE, which is an average of funds which invest primarily in companies with market capitalizations of less than $300 million at the time of purchase.

         Each of the Funds also may compare its performance to the CONSUMER PRICE INDEX, which is a measure of the average change in prices over time in a fixed market basket of goods and services.


                                    TAXATION

         The tax status of the Funds and the distributions that the Funds will make to shareholders are summarized in the Prospectuses in the sections entitled "Income Taxes". Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) derive at least 90% of its gross income from dividends, interest, and certain other types of payments related to its investment in stock or securities; (2) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (3) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities, options, futures, or forward contracts held for less than three months; and (4) diversify its holdings so that, at the end of each fiscal quarter of the Fund,
(a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         Each Fund is subject to a nondeductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. For this purpose, any amount on which the Fund is subject to corporate-level income tax is considered to have been distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

         Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale or exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of any of the Tax-Free Funds receives an exempt-interest dividend from such fund and then disposes of his or her shares in such fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.

         If one of the Tax Free Funds disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

         For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Investing in the Funds -- Exchange Privilege" in the Prospectus for Class A and Class B Shares, and "Purchases and Redemptions of Shares -- Exchange Privilege" in the Prospectus for Class C Shares), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Retail Class Shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December, made payable to shareholders of record in such a month and actually paid in January of the following year are treated as paid and are thereby taxable to shareholders as of December 31.

         If a Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. A Fund holding an obligation with original issue discount is required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the amount of the original issue discount. Because each Fund is required to distribute substantially all of its net investment income (including accrued original issue discount) in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. The extent to which a Fund may liquidate securities at a gain may be limited by the requirement that less than 30% of the Fund's gross income (on an annual basis) consists of gains from the sale of securities held for less than three months.

         Under Code Section 1256, except for the transactions the Fund has identified as hedging transactions, each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts and options as of the end of the year as well as those actually realized during the year. Except for transactions in futures contracts or options that are classified as part of a "mixed straddle," gain or loss recognized with respect to such contracts or options is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

         As stated above, the Code requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which a Fund can buy or sell futures contracts and options may be limited by this requirement.

         It is expected that any net gain realized from the closing out of futures contracts or options will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above. In order to avoid realizing excessive gains on securities held less than three months, each Fund may be required to defer the closing out of futures contracts or options beyond the time when it would otherwise be advantageous to do so. It is expected that unrealized gains on futures contracts or options, which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities held less than three months for purposes of the 30% test, as discussed above.

         Any realized gain or loss on closing out a futures contract or option will generally result in a recognized capital gain or loss for tax purposes.

         Each Fund will distribute to shareholders annually any net long-term capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures contract or option contract transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments.

         Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is `'effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.


                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

         STANDARD & POOR'S CORPORATION

         AAA: Securities rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

         A: Securities rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although such securities normally exhibit adequate protection standards, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for those in higher rated categories.

Debt rated BB, B, CCC, CC, and C by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B: Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC: Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         MOODY'S INVESTORS SERVICE, INC.

         Aaa: Securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater magnitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impair-ment sometime in the future.

         Baa: Securities which are rated Baa are considered as medium grade obligations, being neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have some speculative characteristics.

         Ba: An issue which is rated Ba is judged to have speculative elements; its future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

         B: An issue which is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: An issue which is rated Caa is of poor standing. Such an issue may be in default or there may be present elements of danger with respect to principal or interest.

Those securities in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1 and Baa-1. Other Aa, A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

RATINGS OF PREFERRED STOCK

         STANDARD & POOR'S CORPORATION. Standard & Poor's ratings for preferred stock have the following definitions:

         AAA: An issue rated "AAA" has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA: A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         A: An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB: An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the category.

         MOODY'S INVESTORS SERVICE, INC. Moody's ratings for preferred stock include the following:

         aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa: An issue which is rated "aa" is considered a high grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a: An issue which is rate "a" is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa: An issue which is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

RATINGS OF MUNICIPAL NOTES

         STANDARD & POOR'S CORPORATION

         SP-1: Very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         SP-2: Satisfactory capacity to pay principal and interest.

         SP-3: Speculative capacity to pay principal and interest.

None of the Funds will purchase SP-3 municipal notes.

         MOODY'S INVESTORS SERVICE, INC. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

         MIG 1/VMIG 1: This designation denotes the best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This designation denotes high quality, with margins of protection ample although not so large as available in the preceding group.

         MIG 3/VMIG 3: This designation denotes favorable quality, with all security elements accounted for, but lacking the strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

None of the Funds will purchase MIG 3/VMIG 3 municipal notes.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S CORPORATION. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) symbol designation. None of the Funds will purchase commercial paper rated A-3 or lower.

         MOODY'S INVESTORS SERVICE, INC. Moody's commercial paper ratings are opinions as to the ability of the issuers to timely repay promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific instrument is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME-1: Superior capacity for repayment.

         PRIME-2: Strong capacity for repayment .

         PRIME-3: Acceptable capacity for repayment .

None of the Funds will purchase Prime-3 commercial paper.



                           PART C -- OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        (a)     Not applicable.

        (b)     Exhibits

                (1)(a) Articles of Incorporation, as amended and supplemented through January 1995. (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 21.)

                (1)(b) Articles Supplementary filed June 16, 1995. (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 24.)

                (2) Bylaws, as amended through March 6, 1995. (Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 24.)

                (3)     Not applicable.

                (4) Specimen form of Common Stock Certificate. (Incorporated by reference to Exhibit (4) to Post-Effective Amendment No. 21.)

                (5)(a) Investment Advisory Agreement dated April 2, 1991, between Registrant and First Bank National Association, as amended and supplemented through August 1994. (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21.)

                (5)(b) Amendment No. 5 to Exhibit A to Investment Advisory Agreement. (Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 24.)

                (5)(c) Sub-Advisory Agreement relating to International Fund between First Bank National Association and Marvin & Palmer Associates, Inc. (Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 21.)

                (5)(d) Amendment No. 6 to Exhibit A to Investment Advisory Agreement. (Incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 27.)

                (6)(a) Distribution Agreement [Class A and Class C] dated February 10, 1994 between Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit
                        (6)(a) to Post-Effective Amendment No. 21.)

                (6)(b) Distribution and Service Agreement [Class B] dated August 1, 1994, as amended September 14, 1994 between Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 21.)

                (6)(c) Form of Dealer Agreement. (Incorporated by reference to Exhibit (6)(c) to Post-Effective Amendment No. 21.)

                (7)     Not applicable.

                (8)(a) Custodian Agreement dated September 20, 1993, between Registrant and First Trust National Association, as supplemented through August 1994. (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18.)

                (8)(b) Compensation Agreement dated as of June 1, 1995, pursuant to Custodian Agreement. (Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 24.)

                (8)(c) Compensation Agreement dated as of January 1, 1997, pursuant to Custodian Agreement. (Incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 27.)

                (9)(a) Administration Agreement dated as of January 1, 1995 between Registrant and SEI Financial Management Corporation. (Incorporated by reference to Exhibit
                        (9)(a) to Post-Effective Amendment No. 23.)

                (9)(b) Transfer Agency Agreement dated as of March 31, 1994, between Registrant and Supervised Service Company, Inc. [superseded] (Incorporated by reference to Exhibit
                        (9)(b) to Post-Effective Amendment No. 21.)

                (9)(c) Assignment of Transfer Agency Agreement to DST Systems, Inc. [superseded] (Incorporated by reference to Exhibit
                        (9)(c) to Post-Effective Amendment No. 24.)

                (9)(d) Form of Transfer Agency Agreement dated as of October 1, 1996, between Registrant and DST Systems, Inc. (Incorporated by reference to Exhibit (9)(d) to Post-Effective Amendment No. 27.)

                (10)(a) Opinion and Consent of D'Ancona & Pflaum dated November
                        10, 1987. (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 21.)

                (10)(b) Opinion and Consent of Dorsey & Whitney. (Incorporated
                        by reference to Exhibit (10)(a) to Post-Effective Amendment No. 15.)

                (11)(a) Not applicable.

                (11)(b) Opinion and Consent of Dorsey & Whitney dated November
                        25, 1991. (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 21.)

                (12)    Not applicable.

                (13)    Not applicable.

                (14)(a) 401(k) Prototype Basic Plan Document # 02 (1989
                        Restatement), including Amendment Nos. 1, 2, and 3 and sample Adoption Agreement. (Incorporated by reference to Exhibit (14)(a) to Post-Effective Amendment No. 27.)

                (14)(b) Defined Contribution Prototype Basic Plan Document # 01
                        (1989 Restatement), including Amendment Nos. 1 and 2 and sample Adoption Agreement. (Incorporated by reference to Exhibit (14)(b) to Post-Effective Amendment No. 27.)

                (14)(c) IRA Applications and Documentation. (Incorporated by
                        reference to Exhibit (14)(c) to Post-Effective Amendment No. 27.)

                (15)(a) Form of Distribution Plan [Class A]. (Incorporated by
                        reference to Exhibit (15)(a) to Post-Effective Amendment No. 21.)

                (15)(b) Class B Distribution Plan. (Incorporated by reference to
                        Exhibit (15)(b) to Post-Effective Amendment No. 21.)

                (15)(c) Service Plan [Class B]. (Incorporated by reference to
                        Exhibit (15)(c)) to Post-Effective Amendment No. 21.)

                (16)    Not applicable.

                (17)    Not applicable.

                (18) Multiple Class Plan Pursuant to Rule 18f-3. (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 23.)

                (19)(a) Powers of attorney of Directors Dayton, Kedrowski,
                        Strauss, Stringer and Veit. (Incorporated by reference to Exhibit (19) to Post-Effective Amendment No. 26).

                (19)(b) Power of attorney of Director Hunter. (Incorporated by reference to Exhibit (19)(b) to Post-Effective Amendment No. 27.)

                (19)(c) Consent to being named and power of attorney of director nominee Spies. (Incorporated by reference to Exhibit
                        (19)(c) to Post-Effective Amendment No. 27.)


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES

         The following table sets forth the number of holders of shares of each series of Common Stock of the Registrant as of April 30, 1997:

                                                              NUMBER OF RECORD HOLDERS
                                                       ------------------------------------
         FUND                                          CLASS A        CLASS B       CLASS C
         ----                                          -------        -------       -------

         Stock Fund.................................     2,682        4,471            130
         Equity Index Fund..........................       728        1,340             22
         Balanced Fund..............................     1,988        2,397              7
         Asset Allocation Fund......................       181          368              7
         Equity Income Fund.........................       227          484             32
         Diversified Growth Fund....................       605          944             60
         Emerging Growth Fund.......................       226          216             23
         Regional Equity Fund.......................     3,162        4,579             38
         Special Equity Fund........................     2,417        2,960             44
         Technology Fund............................       742        1,184             22
         International Fund.........................       284          320             27
         Real Estate Securities Fund................       146          269              6
         Health Sciences Fund.......................        98          131              6
         Limited Term Income Fund...................       150            0              7
         Intermediate Term Income Fund..............       153            0             29
         Fixed Income Fund..........................       525          844            105
         Intermediate Government Bond Fund..........       180            0             17
         Intermediate Tax Free Fund.................        66            0             12
         Minnesota Insured Intermediate Tax
           Free Fund................................       103            0             11
         Colorado Intermediate Tax Free Fund........       125            0             10
         Oregon Intermediate Tax Free Fund..........         *            *              0
         California Intermediate Tax Free Fund               0            *              0
         Micro Cap Value Fund.......................         0            0              0

         -------------------------------
         * Not registered.


ITEM 27. INDEMNIFICATION

         The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

         On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, First Bank National Association (the "Adviser"), is described in the section of the Registrant's Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Adviser are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

                                                                    OTHER POSITIONS AND OFFICES
NAME                    POSITIONS AND OFFICES WITH ADVISER          AND PRINCIPAL BUSINESS ADDRESS
----                    ----------------------------------          ------------------------------
John F. Grundhofer      Chairman, President and Chief               Chairman, President and Chief
                        Executive Officer                           Executive Officer of First Bank
                                                                    System, Inc. ("FBS").*

Richard A. Zona         Director and Vice Chairman--Finance         Vice Chairman--Finance of FBS*

Philip G. Heasley       Director and Vice Chairman                  Vice Chairman and Group Head of the
                                                                    Retail Product Group of FBS.*

Daniel C. Rohr          Director and Executive Vice President       Executive Vice President, Commercial
                                                                    Banking Group of FBS.*

J. Robert Hoffmann      Director, Executive Vice President          Executive Vice President and Chief
                        and Chief Credit Officer                    Credit Officer of FBS.*

Lee R. Mitau            Director, Executive Vice President,         Executive Vice President, General
                        General Counsel and Secretary               Counsel and Secretary of FBS; prior to
                                                                    October 1995 partner in Dorsey &
                                                                    Whitney LLP*

Susan E. Lester         Director, Executive Vice President and      Executive Vice President and Chief
                        Chief Financial Officer                     Financial Officer of FBS; prior to
                                                                    December 1995 executive vice president
                                                                    and chief financial officer of Shawmut
                                                                    National Corporation.*

Larry S. Crawford       Executive Vice President and General        --*
                        Manager, Retail Banking Group

Robert J. Anderson      Executive Vice President                    --*

John M. Murphy, Jr.     Executive Vice President                    Executive Vice President of FBS;
                                                                    Chairman and Chief Investment
                                                                    Officer, First Trust National
                                                                    Association.*

Robert H. Sayre         Executive Vice President                    Executive Vice President, Human
                                                                    Resources of FBS.*

-----------------------------

*   Address:  First Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402.



ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal under-writer, distributor or investment adviser:

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Stepstone Funds, The Advisors' Inner Circle Fund, Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., The Arbor Fund, 1784 Funds, Marquis Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., Inventor Funds, Inc., The Achievement Funds Trust, Insurance Investment Products Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, FMB Funds, Inc., SEI Asset Allocation Trust, Turner Funds, and First American Strategy Funds, Inc. pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August 30, 1988, January 30, 1991,
November 14, 1991, February 28, 1992, May 1, 1992, May 29, 1992, October 30,
1992, November 1, 1992, January 28, 1993, June 1, 1993, August 17, 1993, January
3, 1994, August 1, 1994, December 27, 1994, December 30, 1994, January 27, 1995,
March 1, 1995, August 18, 1995, November 1, 1995, January 11, 1996, March 1,
1996, April 1, 1996, April 29, 1996, and October 1, 1996, respectively.

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Way, Oaks, Pennsylvania 19456.


NAME                        POSITIONS AND OFFICES WITH UNDERWRITER        POSITIONS AND OFFICES WITH REGISTRANT
----                        --------------------------------------        -------------------------------------
Alfred P. West, Jr.         Director, Chairman & Chief                                   --
                            Executive Officer
Henry H. Greer              Director, President & Chief                                  --
                            Operating Officer
Carmen V. Romeo             Director, Executive                           Treasurer, Assistant Secretary
                            Vice President & Treasurer
Gilbert L. Beebower         Executive Vice President                                     --
Richard B. Lieb             Executive Vice President, President-Investment               --
                            Services Division
Leo J. Dolan, Jr.           Senior Vice President                                        --
Carl A. Guarino             Senior Vice President                                        --
Jerome Hickey               Senior Vice President                                        --
Larry Hutchinson            Senior Vice President                                        --
David G. Lee                Senior Vice President                         President
Jack May                    Senior Vice President                                        --
A. Keith McDowell           Senior Vice President                                        --
Dennis J. McGonigle         Senior Vice President                                        --
Hartland J. McKeown         Senior Vice President                                        --
Barbara J. Moore            Senior Vice President                                        --
James V. Morris             Senior Vice President                                        --
Steven Onofrio              Senior Vice President                                        --
Kevin P. Robins             Senior Vice President, General Counsel        Vice President & Assistant Secretary
                            & Secretary
Robert Wagner               Senior Vice President                                        --
Patrick K. Walsh            Senior Vice President                                        --
Kenneth Zimmer              Senior Vice President                                        --
Robert Aller                Vice President                                               --
Marc H. Cahn                Vice President & Assistant Secretary          Vice President & Assistant Secretary
Gordon W. Carpenter         Vice President                                               --
Todd Cipperman              Vice President & Assistant Secretary          Vice President & Assistant Secretary
Robert Crudup               Vice President & Managing Director                           --
Ed Daly                     Vice President                                               --
Jeff Drennen                Vice President                                               --
Mick Duncan                 Vice President & Team Leader                                 --
Vic Galef                   Vice President & Managing Director                           --
Kathy Heilig                Vice President                                               --
Michael Kantor              Vice President                                               --
Samuel King                 Vice President                                               --
Kim Kirk                    Vice President & Managing Director                           --
Donald H. Korytowski        Vice President                                               --
John Krzeminski             Vice President & Managing Director                           --
Robert S. Ludwig            Vice President & Team Leader                                 --
Vicki Malloy                Vice President & Team Leader                                 --
Carolyn McLaurin            Vice President & Managing Director                           --
W. Kelso Morrill            Vice President                                               --
Barbara A. Nugent           Vice President & Assistant Secretary          Vice President & Assistant Secretary
Sandra K. Orlow             Vice President & Assistant Secretary          Vice President & Assistant Secretary
Donald Pepin                Vice President & Managing Director                           --
Larry Pokora                Vice President                                               --
Kim Rainey                  Vice President                                               --
Paul Sachs                  Vice President                                               --
Mark Samuels                Vice President & Managing Director                           --
Steve Smith                 Vice President                                               --
Daniel Spaventa             Vice President                                               --
Kathryn L. Stanton          Vice President & Assistant Secretary          Vice President & Assistant Secretary
Wayne M. Withrow            Vice President & Managing Director                           --
William Zawaski             Vice President                                               --
James Dougherty             Director of Brokerage Services                               --



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

                    LOCATION
                       OF                                                                           TYPE OF
REGULATION           RECORD                                 RECORD                                    FUND
----------          --------    ----------------------------------------------------------------    -------
270.31a-1(a)           2        General Ledger                                                         B
                       2        Cash Transaction Statement                                             D
                       2        Monthly Cash Summary Report                                            M
                       2        Purchases Report                                                       D
                       2        Sales Report                                                           D
                       2        Realized Gain/Loss Report                                              D
                       2        Securities Movement and Control List of Assets for Close of
                                Business                                                               B
270.31a-1(b)(1)        2        Daily Portfolio Transaction Detail                                     D
                       2        Daily Settled Purchase and Sales Journal                               D
                       2        Money Market Monthly Transaction Journal                               M
                       2        Money Market General Ledger Activity Journal                           M
270.31a-1(b)2(i)       2        General Ledger                                                         B
                       2        Money Market General Ledger Activity Journal                           M
                       2        Open Trades/Secs. Out for Transfer Report                              D
                       2        Securities Movement and Control List of Assets for Close of
                                Business                                                               B
                       2        Federal Reserve 3E Safe-Keeping Acct. Listing of Securities held
                                by the Fund                                                            B
                       2        Div. Income Summary Report                                             D
                       2        Div. and Interest Receivable Report                                    D
                       2        Earned Income Report                                                   B
                       2        Money Market Daily Accrual Report                                      M
                       2        Money Market Daily Amortization Report                                 M
                       2        Statement of Condition                                                 B
270.31a-1(b)2(ii)      2        Fund Master Ledger                                                     D
                       2        Corporate Action Announcement Report                                   D
                       2        Purchases Report                                                       D
                       2        Sales Report                                                           D
270.31a-1(b)2(iii)     2        Brokerage Alloc/Commission Detail Report                               D
270.31a-1(b)2(iv)      1        Shareholder Master File -- CRT                                         B
                       1        Shareholder History File -- CRT                                        B
270.31a-1(b)3          2        Fund Master Ledger                                                     D
270.31a-1(b)4          1        Articles of Incorporation                                              B
                       1        Declaration of Trust                                                   B
                       1        By-Laws                                                                B
                       1        Minute Books                                                           B
270.31a-1(b)5          1        Trade Tickets                                                          B
                       2        Purchase Report                                                        D
                       2        Sales Report                                                           D
270.31a-1(b)5          1        Trade Tickets                                                          B
                       2        Purchase Report                                                        D
                       2        Sales Report                                                           D
270.31a-1(b)6          1        Trade Tickets                                                          B
270.31a-1(b)7          2        Fund Master Ledger                                                     D
270.31a-1(b)8          2        Statement of Condition                                                 B
                       2        General Ledger                                                         B
                       2        Money Market General Ledger Activity Journal                           M
270.31a-1(b)9          2        Brokerage Alloc./Commission Detail Report                              D
                       1        Brokerage Commission Report                                            B
                       1        Reduction and Commission Report                                        D
                       1        Quarterly Brokerage Log                                                B
270.31a-1(b)10         1        Custodian Blanket Authorization                                        B
                       1        Portfolio Manager Signoff                                              B
270.31a-1(b)11         1        Portfolio Manager Signoff                                              B
270.31a-1(b)12         2        All supporting documentation                                           B
270.31a-1(c)                    Not applicable
270.31a-1(d)           1        Director Payments thru Fund Journal                                    B
                       1        Exchange Purchase Journal                                              B
                       1        Confirmed Payments Journal                                             B
                       1        Fiduciary Contribution Journal                                         B
                       1        Direct Payments Journal                                                B
                       1        Direct Redemptions Journal                                             B
                       2        General Ledger                                                         B
                       1        Shareholder Master File-- CRT                                          B
                       1        Shareholder History File-- CRT                                         B
                       1        Daily Div. Close-out Journal                                           B
                       1        Asset Transfer/Rollover Journal                                        B
                       1        Redemption Check Register                                              B
                       1        Purchase Cancellations Journal                                         B
                       1        Redemption Cancellation Journal                                        B
                       1        Fail/Free Report                                                       B
                       1        Broker/Dealer Order Ticket                                             B
                       1        Inv. Services Order Breakdowns                                         B
                       1        EDGE Transaction Journal                                               B
                       1        Shareholder Receipt-- Retail                                           B
                       1        Account Application-- Retail                                           B
                       1        Additional Deposit Slip-- Retail                                       B
                       1        Trade Cancel Form                                                      B
                       1        Confirmation Statement                                                 B
                       1        Shareholder Statement                                                  B
                       1        Form U-4                                                               B
                       1        Fingerprint Card                                                       B
                       1        Form U-4 Status Report                                                 B
                       1        Form U-4 Score Report                                                  B
                       1        Form U-5                                                               B
270.31a-1(e)                    Not applicable
270.31a-1(f)           2        General Ledger                                                         B
                       1        Portfolio Manager Signoff                                              B
                       1        Trade Tickets                                                          B
270.31a-2(a)(1)        2        Daily Portfolio Transaction Detail                                     D
                       2        Daily Settled Pur. and Sales Journal                                   D
                       2        Money Market Monthly Transaction Journal                               M
                       2        Money Market General Ledger Activity Journal                           M
                       2        Open Trades/Secs. Out for Transfer Report                              D
                       2        Securities Movement and Control List of Assets for Close of
                                Business                                                               B
                       2        Fed. Reserve 3E Safe-Keeping Acct. Listing of Securities held
                                by the Fund                                                            B
270.31a-2(a)(1)        2        Div. Income Summary Report                                             D
                       2        Div. and Interest Receivable Report                                    D
                       2        Earned Income Report                                                   B
                       2        Money Market Daily Accrual Report                                      M
                       2        Money Market Daily Amortization Report                                 M
                       2        Statement of Condition                                                 B
                       2        Fund Master Ledger                                                     D
                       2        Corporate Action Announcement Report                                   D
                       2        Brokerage Alloc./Commission Detail Report                              D
                       1        Shareholder Master File-- CRT                                          B
                       1        Shareholder History File-- CRT                                         B
                       1        Declaration of Trust                                                   B
                       1        By-laws                                                                B
                       1        Minute Books                                                           B
270.31a-2(a)(2)        2        Purchases Report                                                       D
                       2        Sales Report                                                           D
                       2        General Ledger                                                         B
                       2        Money Market General Ledger Activity Journal                           M
                       2        Statement of Condition                                                 B
                       2        Fund Master Ledger                                                     D
                       2        Brokerage Alloc./Commission Detail Report                              D
                       1        Trade Tickets                                                          B
                       1        Brokerage Commission Report                                            B
                       1        Reduction and Commission Report                                        D
                       1        Quarterly Brokerage Log                                                B
                       1        Custodian Blanket Authorization                                        B
                       1        Portfolio Manager Signoff                                              B
270.31a-2(a)(3)        1        Sales Literature File                                                  B
270.31a-2(b)                    Not applicable
270.31a-2(c)           1        Director Payments thru Fund Journal                                    B
                       1        Exchange Purchase Journal                                              B
                       1        Confirmed Payments Journal                                             B
                       1        Fiduciary Contribution Journal                                         B
                       1        Direct Payments Journal                                                B
                       1        Direct Redemptions Journal                                             B
                       2        General Ledger                                                         B
                       1        Shareholder Master File-- CRT                                          B
                       1        Shareholder History File-- CRT                                         B
                       1        Daily Div. Close-Out Journal                                           B
                       1        Asset Transfer/Rollover Journal                                        B
                       1        Redemption Check Register                                              B
                       1        Purchase Cancellations Journal                                         B
                       1        Redemption Cancellation Journal                                        B
                       1        Fail/Free Report                                                       B
                       1        Broker/Dealer Order Ticket                                             B
                       1        Inv. Services Order Breakdowns                                         B
                       1        EDGE Transaction Journal                                               B
                       1        Shareholder Receipt-- Retail                                           B
                       1        Account Application-- Retail                                           B
                       1        Additional Deposit Slip-- Retail                                       B
                       1        Trade Cancel Form                                                      B
270.31a-2(c)           1        Confirmation Statement                                                 B
                       1        Shareholder Statement                                                  B
                       1        Form U-4                                                               B
                       1        Fingerprint Card                                                       B
                       1        Form U-4 Status Report                                                 B
                       1        Form U-4 Score Report                                                  B
                       1        Form U-5                                                               B
270.31a-2(d)                    Not applicable
270.31a-2(e)           2        General Ledger                                                         B
                       1        Portfolio Manager Signoff                                              B
                       1        Trade Tickets                                                          B
270.31a-2(f)(1)        1        Microfilm                                                              B
270.31a-2(f)(2)        1        Retention Plan                                                         B
270.31a-2(f)(3)                 Not applicable
270.31a-3              1        Custodian Agreement                                                    B


(1) SEI Financial Management Corporation and SEI Investments Distribution Co. Oaks, Pennsylvania 19456

(2)      First Trust National Association
         180 East Fifth Street
         St. Paul, Minnesota 55101

              B = Both           D = Debt Equity           M = Money Market


ITEM 31. MANAGEMENT SERVICES

         Not applicable.


ITEM 32. UNDERTAKINGS

         Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

         Registrant, on behalf of Oregon Intermediate Tax Free Fund, California Intermediate Tax Free Fund and Micro Cap Value Fund, undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the date such funds commence operations.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment meets the requirements for becoming effective on August 5, 1997, as designated on the facing sheet hereof, pursuant to Rule 485(b), and has duly caused this Post-Effective Amendment to its Registration Statement No. 2-16905 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 10th day of July, 1997.

                                          FIRST AMERICAN INVESTMENT FUNDS, INC.


ATTEST:      /s/ Stephen G. Meyer          By     /s/ Kathryn L. Stanton
        -----------------------------        ----------------------------------
               Stephen G. Meyer              Kathryn L. Stanton, Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

            SIGNATURE                           TITLE                  DATE
            ---------                           -----                  ----


       /s/ Stephen G. Meyer           Controller (Principal             **
-------------------------------       Financial and Accounting
       Stephen G. Meyer               Officer)

              *                       Director                          **
-------------------------------
       Robert J. Dayton

              *                       Director                          **
-------------------------------
       Andrew M. Hunter III

              *                       Director                          **
-------------------------------
       Leonard W. Kedrowski

              *                       Director                          **
-------------------------------
       Joseph D. Strauss

              *                       Director                          **
-------------------------------
       Virginia L. Stringer

              *                       Director                          **
-------------------------------
       Gae B. Veit


* By:  /s/ Kathryn L. Stanton
      -------------------------
         Kathryn L. Stanton
          Attorney in Fact

    ** July 10, 1997.                                                FAIF PE 29